                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


                 Investment Company Act File Number: 811-02258
                                                     ---------

                          Eaton Vance Series Trust II
                          ---------------------------
               (Exact Name of registrant as Specified in Charter)

    The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
-------------------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                Maureen A. Gemma
    The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
-------------------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                        (registrant's Telephone Number)

                                    June 30
                                    -------
                            Date of Fiscal Year End

                               December 31, 2008
                               -----------------
                            Date of Reporting Period

-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS

       [logo]
    EATON VANCE
-------------------
INVESTMENT MANAGERS

[graphic omitted]

Semiannual Report December 31, 2008

[graphic omitted]

                                  EATON VANCE
                                  TAX-MANAGED
                                    EMERGING
                                    MARKETS
                                      FUND
[graphic omitted]

                     IMPORTANT NOTICES REGARDING PRIVACY,
                      DELIVERY OF SHAREHOLDER DOCUMENTS,
                     PORTFOLIO HOLDINGS, AND PROXY VOTING

PRIVACY. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

  o Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

  o None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

  o Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

  o We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

            For more information about Eaton Vance's Privacy Policy,
                          please call 1-800-262-1122.

                       ----------------------------------

DELIVERY OF SHAREHOLDER DOCUMENTS. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

                       ----------------------------------

PORTFOLIO HOLDINGS. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

                       ----------------------------------

PROXY VOTING. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2008

INVESTMENT UPDATE

[Photo of Thomas Seto]
Thomas Seto
Parametric Portfolio
Associates, LLC
Co-Portfolio Manager

[Photo of David Stein]
David Stein, Ph.D.
Parametric Portfolio
Associates, LLC
Co-Portfolio Manager

Economic and Market Conditions
-------------------------------------------------------------------------------

o Global stock markets moved dramatically lower during the six months ended December 31, 2008. After reaching record highs in October 2007, the major market indices began to decline at the end of 2007, as investors realized that the difficulties in subprime lending and the troubled housing market were likely to slow the economy significantly. By the summer of 2008, the magnitude of the damage became increasingly apparent. Many banks in the U.S. and Europe were faced with enormous write-offs from bad real estate loans, losses that severely impaired their overall lending capacity. As global markets declined further, investor and consumer sentiment worsened. That trend was accelerated by soaring energy prices, as oil hit $145 per barrel in July and pinched consumers even more.

o The failure of Lehman Brothers in September 2008 and the tenuous condition of other capital-starved banks and financial institutions sparked fears of a global financial collapse. In late September 2008, in an effort to jump-start lending, the U.S. Treasury department unveiled a controversial proposal to purchase troubled loans from banks and financial institutions. A revised version of the measure was approved by Congress, and similar plans were undertaken across Europe. A coordinated effort by the world's central banks to inject liquidity into the global banking system followed. While those actions reassured many investors, volatility remained high as the period drew to a close.

o Emerging markets generated significant losses during the period, as evidenced by the S&P International Finance Corporation Investable Emerging Markets Index's (the "Index") return of -47.27% for the six months ended December 31, 2008. Brazil and Korea, two of the largest country weightings in the Index, had steep declines of -60.3% and -44.13%, respectively, on worries about the effect that the global economic slowdown would have on commodity prices, manufacturing and demand for exports. Russia, Taiwan and Mexico, also large weightings in the Index, saw sharp declines as well.(1)

Management Discussion
-------------------------------------------------------------------------------

o During the six months ended December 31, 2008, the Fund had negative returns that reflected the difficult market and economic environment. However, management's country weighting methodology enabled the Fund to outperform both its benchmark Index and the Lipper Emerging Markets Funds Average. Brazil and Russia, in which the Fund was underweighted relative to the Index, were the largest contributors to the Fund's outperformance, followed by Taiwan and India, in which the Fund was also underweighted, and Chile, in which the Fund was overweighted.(1)

-------------------------------------------------------------------------------
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Eaton Vance Tax-Managed Emerging Markets Fund
Total Return Performance 6/30/08 - 12/31/08
-------------------------------------------------------------------------------
Fund - Class I(2)                                          -45.60%
S&P International Finance Corporation Investable
 Emerging Markets Index(1)                                 -47.27
Lipper Emerging Markets Funds Average(1)                   -48.52

See page 3 for more performance information, including after-tax returns.
-------------------------------------------------------------------------------

(1) It is not possible to invest directly in an Index or a Lipper
    Classification. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper total return shown is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

(2) Class I is offered to certain investors at net asset value. Class I shares are subject to a 2% redemption fee at the time of exchange or redemption.

-------------------------------------------------------------------------------
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment advisor disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund's current or future investments and may change due to active management.
-------------------------------------------------------------------------------

o Within the Index, China had negative returns but still outperformed the overall Index return by more than 13 percentage points. As a result, the Fund's underweight allocation to China detracted from relative returns. Smaller positions in United Arab Emirates, Pakistan and Saudi Arabia, which are not in the Index and performed poorly, also hurt the Fund's relative performance.(1)

(1) It is not possible to invest directly in an Index.

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2008

PORTFOLIO COMPOSITION

Regional Weightings(2)
--------------------------------------------------
By total long-term investments

Asia/Pacific                          38.6%
Emerging Europe                       19.6%
Middle East/Africa                    23.3%
Latin America                         18.5%

(2) As a percentage of the Fund's total long-term investments as of 12/31/08.

Sector Weightings(3)
--------------------------------------------------
By net assets

Financials                            22.7%
Telecommunication Services            16.2%
Consumer Staples                      11.8%
Energy                                 9.8%
Industrials                            9.5%
Materials                              9.4%
Consumer Discretionary                 6.6%
Utilities                              5.2%
Diversified                            3.8%
Information Technology                 3.0%
Investment Funds                       1.5%
Other                                  0.1%

(3) Sector weightings are shown as a percentage of the Fund's net assets as of 12/31/08. Excludes cash equivalents.

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2008

FUND PERFORMANCE

"Return Before Taxes" does not take into consideration shareholder taxes. It is most relevant to tax-free or tax-deferred shareholder accounts. "Return After Taxes on Distributions" reflects the impact of federal income taxes due on Fund distributions of dividends and capital gains. It is most relevant to taxpaying shareholders who continue to hold their shares. "Return After Taxes on Distributions and Sale of Fund Shares" also reflects the impact of taxes on capital gain or loss realized upon a sale of shares. It is most relevant to taxpaying shareholders who sell their shares.

Average Annual Total Returns
(For the periods ended December 31, 2008)


Returns at Net Asset Value (NAV) (Class I)
---------------------------------------------------------------------------------------------
                                       One Year    Five Years    Ten Years    Life of Fund(1)
Return Before Taxes                     -51.01%      10.78%        12.89%          11.65%
Return After Taxes on Distributions     -51.05       10.48         12.31           11.08
Return After Taxes on Distributions
  and Sale of Fund Shares               -32.71        9.62         11.41           10.26

Returns Reflecting the Redemption Fee (Class I)
---------------------------------------------------------------------------------------------
                                       One Year    Five Years    Ten Years    Life of Fund(1)
Return Before Taxes                     -51.96%      10.38%        12.71%          11.48%
Return After Taxes on Distributions     -52.00       10.08         12.12           10.90
Return After Taxes on Distributions
 and Sale of Fund Shares                -33.33        9.27         11.23           10.09

Total Annual Operating Expenses (Class I)(2)
Expense Ratio                             0.98%

(1) Class I commenced operations on 6/30/98. The Fund's performance prior to 2/6/04 is that of its predecessor, the PIMCO PPA Tax-Efficient Structured Emerging Markets Fund.

(2) Source: Prospectus dated 11/1/08.

After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund's after-tax returns may also reflect foreign tax credits passed by the Fund to its shareholders.

-------------------------------------------------------------------------------
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.
-------------------------------------------------------------------------------

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2008

FUND EXPENSES

EXAMPLE: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2008 - December 31, 2008).

ACTUAL EXPENSES: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------

                 EATON VANCE TAX-MANAGED EMERGING MARKETS FUND


                                                                  Expenses Paid
                               Beginning          Ending          During Period*
                             Account Value     Account Value         (7/1/08 -
                                (7/1/08)        (12/31/08)          12/31/08)
-------------------------------------------------------------------------------
ACTUAL
Class I                        $1,000.00          $544.00            $3.69
-------------------------------------------------------------------------------
HYPOTHETICAL
(5% return per year before expenses)
Class I                        $1,000.00        $1,020.40            $4.82

* Expenses are equal to the Fund's annualized expense ratio of 0.95% for Class I shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2008.

-------------------------------------------------------------------------------

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks -- 98.0%

Security                                                                             Shares              Value
-----------------------------------------------------------------------------------------------------------------
Argentina -- 1.2%
-----------------------------------------------------------------------------------------------------------------
Aluar Aluminio Argentino SAIC                                                          84,450        $     67,252
Banco Macro Bansud SA (Class 'B' Shares)                                              130,676             151,366
Banco Macro SA (Class 'B' Shares) (ADR)                                                71,000             768,220
BBVA Banco Frances SA                                                                  67,312              74,071
BBVA Banco Frances SA (ADR)                                                            20,300              61,306
Cresud SA (ADR)                                                                        65,800             588,910
Grupo Financiero Galicia SA (Class 'B' Shares)(a)                                      89,316              21,726
Grupo Financiero Galicia SA (Class 'B' Shares) (ADR)(a)                               103,000             232,780
IRSA Inversiones y Representaciones SA(a)                                             119,544              51,234
IRSA Inversiones y Representaciones SA (GDR)(a)                                        57,300             252,120
Ledesma SAAI                                                                          259,501             232,955
MercadoLibre, Inc.(a)                                                                  45,000             738,450
Molinos Rio de la Plata SA (Class 'B' Shares)                                          92,923             274,470
Petrobras Energia Participaciones SA (ADR)                                            111,700             680,253
Petrobras Energia Participaciones SA (Class 'B' Shares)                               134,218              85,896
Siderar SAIC                                                                           75,100             297,943
Telecom Argentina SA (Class 'B' Shares)(a)                                            229,824             399,318
Telecom Argentina SA (Class 'B' Shares) (ADR)(a)                                      181,200           1,377,120
Tenaris SA                                                                            287,701           3,015,935
Tenaris SA (ADR)                                                                       52,700           1,105,646
Transportadora de Gas del Sur SA                                                      252,923             102,539
Transportadora de Gas del Sur SA (ADR)                                                 33,800              70,304
-----------------------------------------------------------------------------------------------------------------
                                                                                                     $ 10,649,814
-----------------------------------------------------------------------------------------------------------------
Botswana -- 0.4%
-----------------------------------------------------------------------------------------------------------------
Barclays Bank of Botswana                                                             186,550        $    155,669
Botswana Insurance Holdings Ltd.                                                      113,610             130,585
First National Bank of Botswana                                                       366,100              97,224
Letshego                                                                              301,800             470,498
Sechaba Breweries Ltd.                                                                334,600             665,372
Sefalana Holding Co.                                                                  991,000             387,626
Standard Chartered Bank                                                               620,790           1,478,908
-----------------------------------------------------------------------------------------------------------------
                                                                                                     $  3,385,882
-----------------------------------------------------------------------------------------------------------------
Brazil -- 5.3%
-----------------------------------------------------------------------------------------------------------------
AES Tiete SA                                                                           15,327        $     84,062
AES Tiete SA (PFC Shares)                                                              18,716             119,182
All America Latina Logistica (PFC Shares)                                              59,000             253,002
American Banknote SA                                                                   19,000              87,586
Aracruz Celulose SA (PFC Shares)                                                       63,000              67,268
B2W Companhia Global do Varejo                                                         20,200             206,158
Banco Bradesco SA                                                                      60,000             514,322
Banco Bradesco SA (PFC Shares)                                                        189,720           1,837,811
Banco Itau Holding Financeira SA (PFC Shares)                                         163,000           1,824,314
Bombril SA (PFC Shares)(a)                                                            100,000             177,959
Brasil Telecom Participacoes SA                                                         9,400             237,418
Brasil Telecom Participacoes SA (PFC Shares)                                           81,819             610,836
Brasil Telecom SA (PFC Shares)                                                         42,212             246,900
Braskem SA (PFC Shares)                                                                16,000              38,079
Centrais Eletricas Brasileiras SA                                                      44,000             488,491
Centrais Eletricas Brasileiras SA (Class 'B' Shares) (PFC Shares)                      34,382             356,499
Cia Brasileira de Distribuicao Grupo Pao de Acucar (PFC Shares)                        28,756             382,262
Cia de Bebidas das Americas (PFC Shares)                                               69,237           3,008,781
Cia de Companhia de Concessoes Rodoviarias (CCR)                                       40,000             405,317
Cia de Saneamento Basico do Estado de Sao Paulo                                        23,200             276,172
Cia de Transmissao de Energia Eletrica Paulista (PFC Shares)                           25,600             461,063
Cia Energetica de Minas Gerais                                                          7,943              85,323
Cia Energetica de Minas Gerais (PFC Shares)                                            58,710             799,836
Cia Energetica de Sao Paulo (PFC Shares)                                               23,500             152,065
Cia Paranaense de Energia-Copel (PFC Shares)                                           18,000             185,249
Cia Siderurgica Nacional SA (CSN)                                                      60,300             749,871
Cia Vale do Rio Doce                                                                  189,400           2,248,922
Cia Vale do Rio Doce (PFC Shares)                                                     328,292           3,363,163
Contax Participacoes SA                                                                   350               6,003
Contax Participacoes SA (ADR)                                                          26,608              19,956
Contax Participacoes SA (PFC Shares)                                                    7,550             133,711
Cosan SA Industria e Comercio(a)                                                       14,900              71,816
CPFL Energia SA                                                                        15,000             193,932
Cyrela Brazil Realty SA                                                                85,724             338,191
Cyrela Commercial Properties SA Empreendimentos e Participacoes                         4,164              10,749
Duratex SA (PFC Shares)                                                                45,600             281,382
EDP-Energias do Brasil SA                                                              16,600             160,875
Eletropaulo Metropolitana SA (Class 'B' Shares) (PFC Shares)                           23,068             252,244
Embratel Participacoes SA                                                          37,424,000             132,557
Embratel Participacoes SA (PFC Shares)                                             67,000,000             235,592
Empresa Brasileira de Aeronautica SA                                                  275,351           1,040,241
Gerdau SA (PFC Shares)                                                                 78,800             508,888
Investimentos Itau SA (PFC Shares)                                                    826,338           2,838,322
JBS SA                                                                                164,700             348,187
Klabin SA (PFC Shares)                                                                 47,000              66,711
Localiza Rent a Car SA                                                                 19,500              59,370
Lojas Americanas SA (PFC Shares)                                                      288,359             775,305
Lojas Renner SA                                                                        29,000             194,867
Lupatech SA(a)                                                                         13,700             137,529
Marcopolo SA (PFC Shares)                                                              46,300              62,938
Metalurgica Gerdau SA (PFC Shares)                                                     31,400             271,182
Natura Cosmeticos SA                                                                   35,000             285,013
Net Servicos de Comunicacao SA (PFC Shares)(a)                                        109,407             623,507
Perdigao SA                                                                            53,908             687,489
Petroleo Brasileiro SA                                                                275,200           3,244,103
Petroleo Brasileiro SA (ADR)                                                          187,400           3,824,834
Petroleo Brasileiro SA (PFC Shares)                                                   224,600           2,199,770
Randon Participacoes SA (PFC Shares)                                                   63,700             171,269
Sadia SA (PFC Shares)                                                                 172,000             276,587
Souza Cruz SA                                                                          28,900             546,522
Suzano Papel e Celulose SA                                                             20,000             103,688
Tam SA (PFC Shares)                                                                    12,600             103,145
Tele Norte Leste Participacoes SA                                                      11,200             185,866
Tele Norte Leste Participacoes SA (PFC Shares)                                         47,300             653,316
Tele Norte Leste Participacoes SA (PFC Shares) (ADR)                                   26,608             370,383
Telemar Norte Leste SA (PFC Shares)                                                     9,000             214,194
Telemig Celular Participacoes SA (PFC Shares)                                           5,561              81,078
Telesp-Telecomunicacoes de Sao Paulo SA                                                 5,050              80,124
Telesp-Telecomunicacoes de Sao Paulo SA (PFC Shares)                                    7,313             143,344
Tim Participacoes SA(a)                                                                30,104              63,384
Tim Participacoes SA (PFC Shares)                                                      88,232             111,614
Totvs SA                                                                               11,000             174,481
Tractebel Energia SA                                                                   16,300             129,659
Ultrapar Participacoes SA (PFC Shares)                                                 25,912             564,686
Unibanco-Uniao de Bancos Brasileiros SA                                               136,446             868,878
Usinas Siderurgicas de Minas Gerais SA                                                 10,350             114,729
Usinas Siderurgicas de Minas Gerais SA (PFC Shares)                                    31,500             358,225
Vivo Participacoes SA (PFC Shares)(a)                                                  25,000             302,744
Votorantim Celulose e Papel SA (PFC Shares)                                            12,400              95,340
Weg SA                                                                                130,700             700,579
-----------------------------------------------------------------------------------------------------------------
                                                                                                     $ 44,687,010
-----------------------------------------------------------------------------------------------------------------
Bulgaria -- 0.1%
-----------------------------------------------------------------------------------------------------------------
Albena Invest Holding Plc                                                              19,550        $     54,197
Bulgarian American Credit Bank JSCO                                                     3,300              29,319
Bulgarian Telecommunications Co.                                                       32,300             143,626
Bulgartabak Holding                                                                     3,450              30,656
CB First Investment Bank AD(a)                                                         54,000              96,708
Chimimport AD(a)                                                                       57,000              87,244
Doverie Holding AD(a)                                                                  40,000             164,856
Petrol AD(a)                                                                           20,805             164,329
Sopharma AD                                                                            76,500             121,536
-----------------------------------------------------------------------------------------------------------------
                                                                                                     $    892,471
-----------------------------------------------------------------------------------------------------------------
Chile -- 3.6%
-----------------------------------------------------------------------------------------------------------------
Administradora de Fondos de Pensiones Provida SA (ADR)                                  9,800        $    133,672
AES Gener SA                                                                          513,100             154,594
Almendral SA                                                                        7,092,000             523,066
Antarchile SA (Series 'A')                                                             28,200             270,826
Banco de Chile                                                                      7,011,819             368,609
Banco de Chile (ADR)                                                                   21,259             695,807
Banco de Credito e Inversiones                                                         61,100           1,040,306
Banco Santander Chile SA                                                            6,125,600             197,826
Banco Santander Chile SA (ADR)                                                         47,622           1,668,199
Cap SA                                                                                 12,000             125,508
Cencosud SA                                                                           379,000             538,248
Cia Cervecerias Unidas SA (ADR)                                                        37,800             988,470
Cia Electro Metalurgica SA                                                             17,500             137,309
Cia General de Electricidad SA                                                        116,110             488,309
Cia SudAmericana de Vapores SA                                                        113,800              74,111
Colbun SA(a)                                                                        3,410,100             532,398
Corpbanca SA                                                                       83,071,400             328,505
Corpbanca SA (ADR)                                                                     17,000             340,000
Distribucion y Servicio D&S SA (ADR)                                                   48,500           1,173,215
Embotelladora Andina SA (Series 'A') (ADR)                                             25,100             268,445
Embotelladora Andina SA (Series 'B') (ADR)                                             48,900             660,150
Empresa Nacional de Electricidad SA (ADR)                                              61,159           2,048,215
Empresa Nacional de Telecomunicaciones SA                                              61,400             664,825
Empresas CMPC SA                                                                       18,900             295,104
Empresas Copec SA                                                                     249,600           1,898,879
Enersis SA (ADR)                                                                      137,171           1,747,559
Grupo Security SA                                                                     920,700             153,149
Invercap SA                                                                            51,300             229,029
Inversiones Aguas Metropolitanas SA                                                   211,100             165,634
Lan Airlines SA (ADR)                                                                  80,500             648,025
Madeco SA                                                                           4,859,800             339,290
Madeco SA (ADR)                                                                       105,700             687,050
Masisa SA                                                                           7,040,250             535,711
Minera Valparaiso SA                                                                   28,200             575,284
Parque Arauco SA                                                                      498,800             226,955
Quinenco SA                                                                           223,900             309,191
S.A.C.I. Falabella SA                                                                 723,600           1,907,647
Salfacorp SA                                                                           95,700              78,092
SM-Chile SA (Class 'B' Shares)                                                      2,793,600             201,656
Sociedad de Inversiones Pampa Calichera SA (Class 'A' Shares)                         834,400             739,798
Sociedad Quimica y Minera de Chile SA                                                  20,950             526,010
Sociedad Quimica y Minera de Chile SA (Series 'B') (ADR)                              206,000           5,024,340
Sonda SA                                                                              301,200             287,375
Vina Concha y Toro SA (ADR)                                                            31,000             930,310
-----------------------------------------------------------------------------------------------------------------
                                                                                                     $ 30,926,701
-----------------------------------------------------------------------------------------------------------------
China -- 7.1%
-----------------------------------------------------------------------------------------------------------------
Air China Ltd. (Class 'H' Shares)                                                     300,000        $     94,153
Aluminum Corp. of China Ltd. (Class 'H' Shares)                                       696,000             375,247
American Oriental Bioengineering, Inc.(a)                                              17,500             118,825
Angang Steel Co., Ltd. (Class 'H' Shares)                                             428,000             484,385
Anhui Conch Cement Co., Ltd. (Class 'H' Shares)(a)                                    110,000             511,586
Baidu.com, Inc. (ADR)(a)                                                                4,800             626,736
Beijing Capital International Airport Co., Ltd. (Class 'H' Shares)                    236,000             119,584
Beijing Enterprises Holdings Ltd.                                                     119,000             487,263
Beijing North Star Co., Ltd. (Class 'H' Shares)                                     1,580,000             266,270
BOE Technology Group Co., Ltd. (Class 'B' Shares)(a)                                1,405,300             189,282
BYD Co., Ltd. (Class 'H' Shares)                                                      266,000             438,296
Chaoda Modern Agriculture Holdings Ltd.                                               730,860             469,658
China Agri-Industries Holdings Ltd.(a)                                                725,000             361,041
China CITIC Bank (Class 'H' Shares)                                                   384,000             132,852
China Communication Services Corp. Ltd. (Class 'H' Shares)                            268,000             169,383
China Communications Construction Co., Ltd. (Class 'H' Shares)                        837,000           1,045,807
China Construction Bank (Class 'H' Shares)                                          3,489,000           1,941,180
China COSCO Holdings Co., Ltd. (Class 'H' Shares)                                     323,150             227,662
China Dongxiang Group Co.                                                             520,000             127,064
China Everbright Ltd.                                                                 456,000             566,866
China Foods Ltd.                                                                      460,000             172,521
China International Marine Containers Co., Ltd. (Class 'B' Shares)                    163,812              89,005
China Life Insurance Co., Ltd. (Class 'H' Shares)                                   1,378,000           4,233,880
China Medical Technologies, Inc. (ADR)                                                  5,200             105,352
China Mengniu Dairy Co., Ltd.                                                         143,000             186,925
China Merchants Bank Co., Ltd. (Class 'H' Shares)                                     545,500           1,020,670
China Merchants Holdings International Co., Ltd.                                      824,000           1,609,216
China Merchants Property Development Co., Ltd.                                        588,654             571,952
China Mobile Hong Kong Ltd.                                                           709,400           7,197,653
China Oilfield Services Ltd. (Class 'H' Shares)                                       564,000             460,464
China Overseas Land & Investment Ltd.                                                 796,500           1,118,395
China Petroleum & Chemical Corp. (Class 'H' Shares)                                 3,974,000           2,442,672
China Railway Construction Corp. (Class 'H' Shares)(a)                                404,000             604,832
China Railway Group Ltd. (Class 'H' Shares)(a)                                        400,000             279,554
China Resources Enterprise Ltd.                                                       414,000             728,042
China Resources Power Holdings Co., Ltd.                                              190,000             369,423
China Southern Airlines Co., Ltd. (Class 'H' Shares)(a)                               562,500              94,975
China Telecom Corp. Ltd. (Class 'H' Shares)                                         1,950,000             737,173
China Travel International Investment Hong Kong Ltd.                                  800,000             157,231
China Unicom Ltd.                                                                     710,290             863,726
China Vanke Co., Ltd. (Class 'B' Shares)                                            1,185,417             919,130
China Yurun Food Group Ltd.                                                           338,000             399,804
Chongqing Changan Automobile Co., Ltd. (Class 'B' Shares)(a)                          723,024             156,729
CNOOC Ltd.                                                                          2,097,500           1,995,089
Cosco Pacific Ltd.                                                                    122,000             125,436
Ctrip.com International Ltd. (ADR)                                                     14,600             347,480
Datang International Power Generation Co., Ltd. (Class 'H' Shares)                    460,000             245,510
Dazhong Transportation Group Co., Ltd. (Class 'B' Shares)(a)                          633,875             269,363
Denway Motors Ltd.                                                                  1,892,000             593,461
Dongfeng Motor Corp. (Class 'H' Shares)                                             1,298,000             423,782
Focus Media Holding Ltd. (ADR)(a)                                                      30,590             278,063
FU JI Food & Catering Services                                                        133,000              71,214
Genting International Plc(a)                                                           94,600              29,691
Guangdong Electric Power Development Co., Ltd. (Class 'B' Shares)                     264,000              86,773
Guangdong Investment Ltd.                                                             374,000             151,257
Guangdong Provincial Expressway Development Co., Ltd.  (Class 'B' Shares)             234,960              81,946
Hangzhou Steam Turbine Co., Ltd. (Class 'B' Shares)                                   210,236             181,799
Harbin Power Equipment Co., Ltd. (Class 'H' Shares)                                   146,000             122,406
Huaneng Power International, Inc. (Class 'H' Shares)                                  960,000             699,529
Industrial & Commercial Bank of China Ltd. (Class 'H' Shares)                       5,361,000           2,846,243
Inner Mongolia Eerduosi Cashmere Products Co., Ltd.  (Class 'B' Shares)               165,600              92,076
Jiangsu Expressway Co., Ltd. (Class 'H' Shares)                                       352,000             261,182
Jiangxi Copper Co., Ltd. (Class 'H' Shares)                                           432,000             321,037
Kingboard Chemical Holdings Ltd.                                                      164,000             297,275
Lenovo Group Ltd.                                                                     822,000             225,811
Li Ning Co., Ltd.                                                                     215,000             338,773
Lianhua Supermarket Holdings Ltd. (Class 'H' Shares)                                  130,000             161,963
Maanshan Iron & Steel Co., Ltd. (Class 'H' Shares)                                  2,729,000             982,338
NetEase.com, Inc. (ADR)(a)                                                             13,900             307,190
Parkson Retail Group Ltd.                                                             290,000             332,002
PetroChina Co., Ltd. (Class 'H' Shares)                                             2,824,300           2,509,833
PICC Property & Casualty Co., Ltd. (Class 'H' Shares)(a)                              390,000             213,688
Ping An Insurance Group Co. of China Ltd. (Class 'H' Shares)                          333,000           1,636,468
Qingling Motors Co., Ltd. (Class 'H' Shares)                                        1,448,966             144,705
Samling Global Ltd.                                                                 1,722,000              87,127
Samson Holding Ltd.                                                                   222,000              28,719
Shanghai Diesel Engine Co., Ltd. (Class 'B' Shares)(a)                                534,000             210,099
Shanghai Electric Group Co., Ltd. (Class 'H' Shares)(a)                               460,000             188,454
Shanghai Haixin Group Co., Ltd. (Class 'B' Shares)(a)                                 545,000             109,025
Shanghai Industrial Holdings Ltd.                                                     175,000             403,347
Shanghai Jin Jiang International Hotels Group Co., Ltd.  (Class 'H' Shares)         1,000,000             117,020
Shanghai Jinjiang International Hotels Development Co., Ltd. (Class 'B' Shares)       574,800             381,985
Shanghai Zhenhua Port Machinery Co., Ltd. (Class 'B' Shares)                          664,000             445,370
Shenzhen Chiwan Wharf Holdings Ltd. (Class 'B' Shares)                                153,115             132,529
SINA Corp.(a)                                                                           9,000             208,350
Sinopec Yizheng Chemical Fibre Co., Ltd. (Class 'H' Shares)(a)                      3,201,000             366,384
Sinopec-China Petroleum & Chemical Corp. (Class 'H' Shares)                         1,628,000             422,376
Sinotrans Ltd. (Class 'H' Shares)                                                     300,000              58,551
Sohu.com, Inc.(a)                                                                       4,600             217,764
Suntech Power Holdings Co., Ltd. (ADR)(a)                                              15,100             176,670
Tencent Holdings Ltd.                                                                 140,800             914,880
Tingyi (Cayman Islands) Holding Corp.                                               1,184,000           1,377,065
TPV Technology Ltd.                                                                    84,000              27,319
Travelsky Technology Ltd. (Class 'H' Shares)                                          812,000             359,159
Tsingtao Brewery Co., Ltd. (Class 'H' Shares)                                       1,124,000           2,350,244
Weiqiao Textile Co., Ltd. (Class 'H' Shares)                                           82,000              28,542
Wumart Stores, Inc. (Class 'H' Shares)                                                156,000             116,509
Yantai Changyu Pioneer Wine Co., Ltd. (Class 'B' Shares)                              103,948             366,678
Yanzhou Coal Mining Co., Ltd. (Class 'H' Shares)                                      548,000             408,415
Zhejiang Expressway Co., Ltd. (Class 'H' Shares)                                      186,000             110,162
Zijin Mining Group Co., Ltd. (Class 'H' Shares)                                       656,000             402,479
ZTE Corp. (Class 'H' Shares)                                                          252,400             666,813
-----------------------------------------------------------------------------------------------------------------
                                                                                                     $ 60,327,882
-----------------------------------------------------------------------------------------------------------------
Colombia -- 1.0%
-----------------------------------------------------------------------------------------------------------------
Almacenes Exito SA                                                                     99,500        $    449,582
Banco de Bogota                                                                        14,000             140,088
Bancolombia SA (PFC Shares) (ADR)                                                      53,000           1,237,550
Cementos Argos SA                                                                     167,900             500,285
Cia Colombiana de Inversiones SA                                                       39,126             375,847
Cia de Cemento Argos SA                                                               271,300           1,091,918
Grupo Aval Acciones y Valores SA                                                    1,192,000             256,574
Grupo Nacional de Chocolates SA                                                       156,400           1,085,058
Interconexion Electrica SA                                                            470,000           1,484,048
Promigas SA                                                                            27,000             434,914
Suramericana de Inversiones SA                                                        126,600             870,432
Tableros y Maderas de Caldas(a)                                                    54,336,100              90,617
Textiles Fabricato Tejicondor SA(a)                                                15,075,500             121,351
-----------------------------------------------------------------------------------------------------------------
                                                                                                     $  8,138,264
-----------------------------------------------------------------------------------------------------------------
Croatia -- 0.7%
-----------------------------------------------------------------------------------------------------------------
Adris Grupa DD (PFC Shares)                                                            27,150        $    996,638
Atlantska Plovidba DD                                                                  10,110           1,317,882
Croatia Osiguranje DD(a)                                                                  160              95,274
Dalekovod DD                                                                            9,520             690,382
Ericsson Nikola Tesla                                                                   3,410             778,596
Institut Gradevinarstva Hrvatske DD                                                       610             423,098
Koncar-Elektroindustrija DD(a)                                                          2,370             180,269
Kras DD(a)                                                                              1,645              97,889
Petrokemija DD(a)                                                                       5,250             109,767
Podravka Prehrambena Industija DD(a)                                                   12,300             608,507
Privredna Banka Zagreb DD(a)                                                            3,310             270,810
Riviera Holding DD(a)                                                                   3,830             113,069
Tankerska Plovidba DD                                                                     290              77,682
-----------------------------------------------------------------------------------------------------------------
                                                                                                     $  5,759,863
-----------------------------------------------------------------------------------------------------------------
Czech Republic -- 3.3%
-----------------------------------------------------------------------------------------------------------------
CEZ AS                                                                                261,570        $ 11,187,309
Komercni Banka AS                                                                      21,900           3,603,822
Komercni Banka AS (GDR)                                                                27,154           1,528,770
New World Resources NV (Class 'A' Shares)                                             239,700             972,392
Philip Morris CR AS                                                                     1,860             609,338
Telefonica 02 Czech Republic AS                                                        94,700           2,188,812
Telefonica 02 Czech Republic AS (GDR)                                                  54,303           1,199,287
Unipetrol AS                                                                          343,200           2,746,820
Zentiva NV                                                                             75,500           4,321,056
-----------------------------------------------------------------------------------------------------------------
                                                                                                     $ 28,357,606
-----------------------------------------------------------------------------------------------------------------
Egypt -- 1.4%
-----------------------------------------------------------------------------------------------------------------
Alexandria Mineral Oils Co.                                                            49,000        $    418,278
Arab Cotton Ginning                                                                   243,000             161,283
Commercial International Bank                                                         172,745           1,167,159
Credit Agricole Egypt                                                                  38,690              56,324
Eastern Tobacco                                                                        16,200             528,953
Egypt Kuwaiti Holding Co.                                                             333,959             438,576
Egyptian Financial & Industrial Co.(a)                                                137,064             623,985
Egyptian Financial Group-Hermes Holding SAE                                           172,500             540,309
Egyptian for Tourism Resorts                                                          787,500             253,216
Egyptian International Pharmaceutical Industrial Co.                                   40,120             198,007
Egyptian Media Production City(a)                                                      52,998              39,345
El Ezz Aldekhela Steel Alexa Co.                                                        3,050             443,738
El Ezz Steel Rebars SAE                                                               214,800             381,174
El Sewedy Cables Holding Co.(a)                                                        20,900             280,626
El Watany Bank of Egypt(a)                                                             43,866             216,892
Medinet Nasr for Housing                                                               56,250             286,085
Misr Cement                                                                            18,251             258,304
MobiNil-Egyptian Co. for Mobil Services                                                13,978             367,909
National Societe General Bank                                                          31,878             100,448
Olympic Group Financial Investments                                                    67,971             295,995
Orascom Construction Industries (OCI)                                                  57,901           1,459,639
Orascom Development Holding AG(a)                                                       8,320             268,581
Orascom Hotel Holdings SAE(a)                                                          11,863              86,100
Orascom Telecom Holding SAE                                                           318,200           1,717,304
Oriental Weavers Co.                                                                   35,464             144,702
Raya Holding Co.(a)                                                                    43,400              42,866
Sidi Kerir Petrochemcials Co.                                                         267,800             498,957
Suez Cement Co.                                                                        42,400             164,475
Telecom Egypt                                                                         230,000             668,902
Torah Portland Cement Co.                                                              12,900              57,600
-----------------------------------------------------------------------------------------------------------------
                                                                                                     $ 12,165,732
-----------------------------------------------------------------------------------------------------------------
Estonia -- 0.6%
-----------------------------------------------------------------------------------------------------------------
AS Baltika(a)                                                                         310,189        $    506,853
AS Eesti Ehitus                                                                       115,400             166,434
AS Eesti Telekom                                                                      103,700             568,089
AS Eesti Telekom (GDR)                                                                 42,400             698,752
AS Harju Elekter                                                                       18,000              25,452
AS Jarvevana(a)                                                                        76,600              22,060
AS Merko Ehitus(a)                                                                     76,600             298,138
AS Norma                                                                               25,000              92,049
AS Olympic Entertainment Group                                                        528,217             366,548
AS Tallink Group Ltd.(a)                                                            3,521,130           1,890,816
AS Tallinna Kaubamaja                                                                  86,200             250,242
AS Tallinna Vesi                                                                       19,235             242,225
-----------------------------------------------------------------------------------------------------------------
                                                                                                     $  5,127,658
-----------------------------------------------------------------------------------------------------------------
Ghana -- 0.7%
-----------------------------------------------------------------------------------------------------------------
Aluworks Ghana Ltd.(a)                                                              1,810,900        $    867,923
CAL Bank Ltd.(a)                                                                    1,731,000             816,028
Ghana Commercial Bank Ltd.(a)                                                         967,303             836,011
Home Finance Co., Ltd.(a)                                                           3,899,473           1,899,567
Produce Buying Co., Ltd.(a)                                                           650,000             107,248
SSB Bank Ltd.(a)                                                                      370,000             392,457
Standard Chartered Bank of Ghana Ltd.(a)                                               10,200             304,537
Unilever Ghana Ltd.(a)                                                                249,000             782,558
-----------------------------------------------------------------------------------------------------------------
                                                                                                     $  6,006,329
-----------------------------------------------------------------------------------------------------------------
Hungary -- 2.3%
-----------------------------------------------------------------------------------------------------------------
Danubius Hotel & Spa Rt.(a)                                                             8,190        $    190,840
EGIS Rt.                                                                                3,378             178,364
FHB Mortgage Bank Rt.(a)                                                               18,000              64,854
Fotex Rt.(a)                                                                          478,034             892,015
Magyar Telekom Rt.                                                                  1,476,150           4,171,959
Magyar Telekom Rt. (ADR)                                                               37,300             523,692
MOL Hungarian Oil & Gas Rt.                                                            70,705           3,675,804
OTP Bank Rt.(a)                                                                       356,220           5,408,752
PannErgy Plc(a)                                                                       129,000             489,461
RABA Automotive Holding Rt.(a)                                                         52,760             175,186
Richter Gedeon Rt.                                                                     27,682           4,145,459
-----------------------------------------------------------------------------------------------------------------
                                                                                                     $ 19,916,386
-----------------------------------------------------------------------------------------------------------------
India -- 6.5%
-----------------------------------------------------------------------------------------------------------------
Aban Offshore Ltd.                                                                      4,700        $     65,359
ACC Ltd.                                                                               28,800             283,151
Adani Exports Ltd.                                                                     14,600              90,417
Aditya Birla Nuvo Ltd.                                                                 14,406             166,946
Allahabad Bank Ltd.                                                                    64,000              68,579
Amtek Auto Ltd.                                                                        38,500              53,024
Andhra Bank                                                                            55,000              62,554
Apollo Hospitals Enterprise Ltd.                                                       15,700             144,945
Asea Brown Boveri India Ltd.                                                           18,700             173,472
Ashok Leyland Ltd.                                                                    123,000              38,212
Asian Paints Ltd.                                                                       8,000             148,314
Bajaj Auto Ltd.                                                                        11,100              89,874
Bajaj Auto Ltd. (GDR)(144A)                                                             7,202              57,814
Bajaj Finserv Ltd.                                                                     11,100              35,034
Bajaj Finserv Ltd. (GDR)(144A)                                                          7,202              22,130
Bajaj Hindusthan Ltd.                                                                  59,700              89,887
Bajaj Holdings & Investment Ltd.                                                       11,100              56,220
Bajaj Holdings & Investment Ltd. (GDR)(144A)                                            7,202              32,728
Balrampur Chini Mills Ltd.(a)                                                         145,600             149,486
Bank of India                                                                          43,100             255,157
BEML Ltd.                                                                               5,000              34,700
Bharat Electronics Ltd.                                                                 5,000              77,426
Bharat Forge Ltd.                                                                      42,200              73,242
Bharat Heavy Electricals Ltd.                                                          36,500           1,022,699
Bharat Petroleum Corp. Ltd.                                                            14,000             108,653
Bharti Airtel Ltd.(a)                                                                 188,400           2,768,824
Biocon Ltd.                                                                            38,400              91,866
Bombay Dyeing & Manufacturing Co., Ltd.                                                16,100              64,571
Cairn India Ltd.(a)                                                                   104,200             370,184
Canara Bank Ltd.                                                                       21,500              83,653
Century Textiles & Industries Ltd.                                                     12,000              41,085
Cipla Ltd.                                                                            161,400             624,907
Colgate-Palmolive (India) Ltd.                                                         13,000             108,486
Container Corp. of India Ltd.                                                           9,000             115,209
Corporation Bank                                                                       17,000              65,611
Crompton Greaves Ltd.                                                                  38,800             108,138
Cummins India Ltd.                                                                     23,000             107,857
Dabur India Ltd.                                                                      139,000             241,066
Dish TV India Ltd.(a)                                                                  20,412               8,470
Divi's Laboratories Ltd.                                                                7,000             193,330
DLF Ltd.                                                                               54,100             312,277
Dr. Reddy's Laboratories Ltd.                                                          13,300             128,761
Dr. Reddy's Laboratories Ltd. (ADR)                                                    26,800             262,640
EIH Ltd.                                                                               52,500             134,708
Essar Oil Ltd.(a)                                                                     178,500             321,680
Financial Technologies India Ltd.                                                       3,500              36,087
Gail India Ltd.                                                                        80,250             343,052
Gail India Ltd. (GDR)                                                                  25,050             648,795
Glaxosmithkline Pharmaceuticals Ltd.                                                    8,000             189,035
Glenmark Pharmaceuticals Ltd.(a)                                                       40,800             249,334
GMR Infrastructure(a)                                                                  97,800             157,198
Grasim Industries Ltd. (GDR)(144A)                                                     13,300             335,426
Great Eastern Shipping Co., Ltd.                                                       15,200              63,874
Great Offshore Ltd.                                                                     3,800              17,327
GTL Ltd.                                                                               34,000             144,982
Gujarat Ambuja Cements Ltd.                                                           159,800             230,570
HCL Technologies Ltd.                                                                  49,700             118,184
HDFC Bank Ltd.                                                                         51,200           1,055,624
HDFC Bank Ltd. (ADR)                                                                    7,700             549,626
Hero Honda Motors Ltd.                                                                 31,942             528,039
Hexaware Technologies Ltd.                                                             30,000              13,239
Hindalco Industries Ltd.                                                               60,800              64,779
Hindalco Industries Ltd. (GDR)(144A)                                                  140,410             148,710
Hindustan Construction Ltd.                                                            71,300              74,766
Hindustan Lever Ltd.                                                                  383,709           1,981,897
Hindustan Petroleum Corp. Ltd.                                                         18,000             100,972
Hindustan Zinc Ltd.                                                                    19,900             138,753
Housing Development & Infrastructure Ltd.                                              20,185              54,710
Housing Development Finance Corp.                                                      72,500           2,219,233
I-Flex Solutions Ltd.(a)                                                                4,000              37,867
ICICI Bank Ltd.                                                                       198,700           1,839,948
ICICI Bank Ltd. (ADR)                                                                  45,100             868,175
IDBI Bank Ltd.                                                                         74,000             103,203
Idea Cellular Ltd.(a)                                                                 533,400             579,798
India Cements Ltd.                                                                     48,000              97,045
Indiabulls Financial Services Ltd.                                                     41,800             114,497
Indiabulls Real Estate Ltd.                                                            17,000              46,119
Indiabulls Securities Ltd.                                                            245,500             107,752
Indian Hotels Co., Ltd.                                                               154,920             143,769
Indian Oil Corp. Ltd.                                                                  11,000              96,890
Infosys Technologies Ltd.                                                             103,051           2,389,717
Infrastructure Development Finance Co., Ltd.                                          271,900             375,790
ITC Ltd.                                                                              611,900           2,163,232
ITC Ltd. (GDR)(144A)                                                                  310,700           1,094,337
IVRCL Infrastructures & Projects Ltd.                                                  21,600              63,844
Jain Irrigation Systems Ltd.                                                           12,700              91,788
Jaiprakash Associates Ltd.                                                            109,100             187,390
Jammu & Kashmir Bank Ltd.                                                              12,000              89,197
Jet Airways (India) Ltd.(a)                                                             9,000              37,478
Jindal Steel & Power Ltd.                                                              15,000             280,750
JSW Steel Ltd.                                                                         17,000              80,610
Kotak Mahindra Bank Ltd.                                                               32,000             236,031
Lanco Infratech Ltd.(a)                                                                59,900             192,868
Larsen & Toubro Ltd.                                                                   60,400             963,549
Larsen & Toubro Ltd. (GDR)                                                             48,000             777,600
LIC Housing Finance Ltd.                                                               30,000             142,984
Lupin Ltd.                                                                             14,300             181,691
Mahanagar Telephone Nigam Ltd.                                                         31,000              50,827
Mahanagar Telephone Nigam Ltd. (ADR)                                                   38,500             133,210
Mahindra & Mahindra Ltd.                                                               70,700             406,413
Maruti Udyog Ltd.                                                                      50,500             541,233
Moser Baer India Ltd.                                                                   8,300              12,307
Motor Industries Co., Ltd.                                                              3,900             256,375
Mphasis Ltd.                                                                           27,000              86,944
Mundra Port & Special Economic Zone Ltd.                                               48,900             327,929
Nagarjuna Construction Co., Ltd.                                                       37,800              56,385
National Aluminium Co., Ltd.                                                           24,000              94,405
Nestle India Ltd.                                                                      12,100             364,025
Neyveli Lignite Corp. Ltd.                                                             78,000             107,058
Nicholas Piramal India Ltd.                                                            21,000             103,998
NTPC Ltd.                                                                             373,300           1,391,051
Oil & Natural Gas Corp. Ltd.                                                           66,050             910,472
Patni Computer Systems Ltd.                                                            14,000              37,903
Petronet LNG Ltd.                                                                      94,000              77,281
Piramal Life Sciences Ltd.(a)                                                           2,100               2,194
Power Grid Corp. of India Ltd.                                                        259,700             446,763
Punj Lloyd Ltd.                                                                        28,800              87,906
Punjab National Bank Ltd.                                                              13,000             141,738
Ranbaxy Laboratories Ltd.                                                              62,800             325,607
Ranbaxy Laboratories Ltd. (GDR)                                                        20,500             110,495
Reliance Capital Ltd.                                                                  30,400             338,679
Reliance Capital Ltd. (GDR)(144A)                                                       2,140              23,796
Reliance Communications Ltd.                                                          248,300           1,167,469
Reliance Communications Ltd. (GDR)(144A)                                               42,816             199,668
Reliance Industries Ltd.                                                               91,100           2,319,524
Reliance Industries Ltd. (GDR)(144A)                                                   21,408           1,100,371
Reliance Infrastructure Ltd.                                                           49,700             594,699
Reliance Infrastructure Ltd. (GDR)                                                      5,900             207,054
Reliance Infrastructure Ltd. (GDR)(144A)                                                1,070              32,260
Reliance Natural Resources Ltd.(a)                                                    408,500             482,506
Reliance Natural Resources Ltd. (GDR)(144A)(a)                                         21,408              50,268
Reliance Petroleum Ltd.(a)                                                            207,300             372,410
Reliance Power Ltd.(a)                                                                201,080             496,273
Satyam Computer Services Ltd.                                                          97,700             354,015
Satyam Computer Services Ltd. (ADR)                                                    24,000             216,960
Sesa Goa Ltd.                                                                         100,000             177,998
Shipping Corp. of India Ltd.                                                           49,500              81,400
Siemens India Ltd.                                                                     37,200             222,639
Sintex Industries Ltd.                                                                 23,100              89,503
State Bank of India                                                                    17,700             470,471
State Bank of India (GDR)                                                              25,100           1,380,500
Steel Authority of India Ltd.                                                         156,000             249,686
Sterlite Industries (India) Ltd.                                                       58,500             313,608
Sun Pharma Advanced Research Co., Ltd.(a)                                              10,000               9,024
Sun Pharmaceuticals Industries Ltd.                                                    24,800             547,031
Suzlon Energy Ltd.                                                                    124,200             160,140
Syndicate Bank                                                                         66,000              86,095
Tata Chemicals Ltd.                                                                    22,000              74,808
Tata Communications Ltd. (ADR)                                                         11,100             237,207
Tata Consultancy Services Ltd.                                                         37,990             374,238
Tata Motors Ltd.                                                                       33,200             107,425
Tata Motors Ltd. (ADR)                                                                 19,800              88,110
Tata Power Co., Ltd.                                                                   61,000             944,082
Tata Steel Ltd.                                                                        95,020             424,906
Tata Steel Ltd. (PFC Shares)                                                           59,040              39,845
Tata Tea Ltd.                                                                          15,600             191,589
Tata Teleservices Maharashtra Ltd.(a)                                                 280,840             126,272
Titan Industries Ltd.                                                                   6,000             115,356
Ultra Tech Cement Ltd.                                                                  7,000              56,195
Unitech Ltd.                                                                          111,100              93,718
United Breweries Ltd.                                                                  38,000              60,395
United Phosphorus Ltd.                                                                 40,000              89,523
United Spirits Ltd.                                                                    18,700             340,416
UTI Bank Ltd.                                                                          49,300             511,715
Videocon Industries Ltd.                                                               36,000              89,851
Videsh Sanchar Nigam Ltd.                                                              12,000             124,160
Voltas Ltd.                                                                            86,500             107,136
Wipro Ltd.                                                                             61,000             294,932
Wipro Ltd. (ADR)                                                                       13,100             106,503
Wire & Wireless India Ltd.(a)                                                          17,750               4,514
Zee Entertainment Enterprises Ltd.                                                    121,000             348,712
Zee News Ltd.                                                                          16,049              11,525
-----------------------------------------------------------------------------------------------------------------
                                                                                                     $ 55,181,176
-----------------------------------------------------------------------------------------------------------------
Indonesia -- 3.0%
-----------------------------------------------------------------------------------------------------------------
Aneka Tambang Tbk PT                                                                8,587,500        $    880,919
Astra Argo Lestari Tbk PT                                                             420,000             384,512
Astra International Tbk PT                                                          2,327,500           2,287,477
Bakrie & Brothers Tbk PT(a)                                                       131,833,000             604,739
Bakrie Sumatera Plantations Tbk PT                                                 10,258,500             251,345
Bakrie Telecom PT(a)                                                                4,350,000              20,559
Bank Central Asia Tbk PT                                                            9,779,500           2,957,251
Bank Danamon Indonesia Tbk PT                                                       1,443,500             418,689
Bank Mandiri PT                                                                     5,487,000           1,041,550
Bank Pan Indonesia Tbk PT(a)                                                        3,525,272             190,292
Bank Rakyat Indonesia PT                                                            4,290,000           1,824,328
Barito Pacific Tbk PT(a)                                                            5,662,500             321,492
Berlian Laju Tanker Tbk PT                                                          1,250,000              66,721
Bumi Resources Tbk PT                                                               8,789,000             741,395
Energi Mega Persada Tbk PT(a)                                                       3,938,000              30,348
Gudang Garam Tbk PT                                                                   763,500             300,740
Indah Kiat Pulp & Paper Corp. Tbk PT(a)                                             3,326,500             231,948
Indocement Tunggal Prakarsa Tbk PT                                                  1,149,500             496,434
Indofood Sukses Makmur Tbk PT                                                       6,576,500             570,752
Indonesian Satellite Corp. Tbk PT                                                   1,592,500             846,861
International Nickel Indonesia Tbk PT                                               2,462,000             448,254
Kalbe Farma Tbk PT                                                                  5,352,500             200,680
Kawasan Industri Jababeka Tbk PT(a)                                                 1,250,000               5,859
Lippo Karawaci Tbk PT                                                               6,000,000             441,147
Matahari Putra Prima Tbk PT                                                         1,600,000              93,812
Medco Energi Internasional Tbk PT(a)                                                1,397,000             248,187
Perusahaan Gas Negara PT                                                            8,674,000           1,516,424
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT(a)                              454,000             124,181
Ramayana Lestari Sentosa Tbk PT                                                     4,100,000             189,520
Semen Gresik Persero Tbk PT                                                         2,655,000           1,023,843
Tambang Batubara Bukit Asam Tbk PT                                                    948,000             610,920
Telekomunikasi Indonesia Tbk PT                                                     5,845,160           3,735,768
Tempo Scan Pacific Tbk PT                                                             101,000               3,735
Unilever Indonesia Tbk PT                                                           1,343,700             973,311
United Tractors Tbk PT                                                              3,996,000           1,670,918
-----------------------------------------------------------------------------------------------------------------
                                                                                                     $ 25,754,911
-----------------------------------------------------------------------------------------------------------------
Israel -- 3.3%
-----------------------------------------------------------------------------------------------------------------
Aladdin Knowledge Systems Ltd.(a)                                                      10,000        $     61,600
Alvarion Ltd.(a)                                                                       34,900             111,714
Bank Hapoalim B.M.(a)                                                                 495,652           1,067,954
Bank Leumi Le-Israel                                                                  496,824           1,044,246
Bezeq Israeli Telecommunication Corp. Ltd.                                          1,538,038           2,528,536
Cellcom Israel Ltd.                                                                    34,200             755,820
Ceragon Networks Ltd.(a)                                                               20,600             104,030
Check Point Software Technologies Ltd.(a)                                              81,641           1,550,363
Clal Industries Ltd.                                                                   21,900              47,630
Clal Insurance Enterprise Holdings Ltd.                                                14,800              80,412
Delek Automotive Systems Ltd.                                                          17,000              87,728
Delek Group Ltd.                                                                        2,140              70,616
Discount Investment Corp.                                                               3,650              28,143
ECtel Ltd.(a)                                                                             237                 133
Elbit Imaging Ltd.                                                                      3,900              33,868
Elbit Systems Ltd.                                                                      7,000             320,984
First International Bank of Israel Ltd.(a)                                              9,100              64,213
Gazit Globe (1982) Ltd.                                                                29,000             133,382
Gilat Satellite Networks Ltd.(a)                                                       29,100              78,039
Harel Insurance Investments Ltd.                                                        3,000              76,226
Housing & Construction Holdings Ltd.(a)                                                85,800              51,411
IDB Development Corp. Ltd.                                                              8,276              67,816
IDB Holding Corp. Ltd.                                                                  7,103             117,278
Israel Chemicals Ltd.                                                                 349,815           2,447,141
Israel Corp. Ltd.                                                                       1,850             422,503
Israel Discount Bank Ltd. (Series 'A')                                                175,400             158,397
Koor Industries Ltd.(a)                                                                 3,023              32,261
Makhteshim-Agan Industries Ltd.                                                       208,657             681,016
Mizrahi Tefahot Bank Ltd.                                                              58,000             299,659
Ness Technologies, Inc.(a)                                                             18,800              80,464
Nice Systems Ltd.(a)                                                                   22,100             499,452
Oil Refineries Ltd.                                                                   512,000             129,164
Orbotech Ltd.(a)                                                                       10,000              40,200
Ormat Industries Ltd.                                                                  26,500             164,935
Osem Investment Ltd.                                                                        1                  12
Partner Communications Co., Ltd.                                                      124,660           2,058,115
Property & Building Corp. Ltd.                                                          1,000              36,399
Retalix Ltd.(a)                                                                         5,900              35,321
Strauss Group Ltd.                                                                     17,400             170,121
Supersol Ltd.                                                                          68,000             229,434
Teva Pharmaceutical Industries Ltd.                                                    87,999           3,778,305
Teva Pharmaceutical Industries Ltd. (ADR)                                             199,300           8,484,201
-----------------------------------------------------------------------------------------------------------------
                                                                                                     $ 28,229,242
-----------------------------------------------------------------------------------------------------------------
Jordan -- 0.7%
-----------------------------------------------------------------------------------------------------------------
Arab Bank Plc                                                                         139,605        $  3,026,602
Arab East Investment                                                                   86,087             221,094
Bank of Jordan                                                                         55,600             173,178
Jordan Ahli Bank                                                                       66,000             155,149
Jordan Cement Factory                                                                  24,700             227,152
Jordan Telecom Corp.                                                                   67,000             459,740
Jordanian Electric Power Co.                                                           53,242             232,850
Middle East Complex for Engineering, Electric, & Heavy Industries Plc(a)              340,900             842,895
Taameer Jordan Co.(a)                                                                 273,800             287,333
Union Investment Corp.(a)                                                              49,900              46,587
Union Land Development                                                                156,800             165,633
United Arab Investors(a)                                                              302,100             393,064
-----------------------------------------------------------------------------------------------------------------
                                                                                                     $  6,231,277
-----------------------------------------------------------------------------------------------------------------
Kenya -- 0.9%
-----------------------------------------------------------------------------------------------------------------
Athi River Mining Ltd.                                                                561,200        $    651,851
Bamburi Cement Co., Ltd.                                                              366,541             788,552
Barclays Bank of Kenya Ltd.                                                         1,664,880           1,081,026
East African Breweries Ltd.                                                           793,440           1,471,811
East African Portland Cement Co., Ltd.(a)                                              40,900              43,601
ICDC Investment Co.                                                                   808,000             195,523
Kenya Airways Ltd.                                                                  1,127,600             411,638
Kenya Commercial Bank Ltd.                                                          3,894,400           1,178,682
Kenya Electricity Generating Co., Ltd.                                              1,242,800             252,394
Kenya Oil Co., Ltd.                                                                   238,000             200,870
Kenya Power & Lighting Ltd.                                                           112,650             196,890
Mumias Sugar Co., Ltd.                                                              2,730,114             236,880
Nation Media Group Ltd.                                                               179,346             330,575
NIC Bank Ltd.                                                                         529,632             296,538
Standard Chartered Bank Kenya Ltd.                                                    103,420             212,552
-----------------------------------------------------------------------------------------------------------------
                                                                                                     $  7,549,383
-----------------------------------------------------------------------------------------------------------------
Kuwait -- 0.6%
-----------------------------------------------------------------------------------------------------------------
Aerated Concrete Industries Co.                                                       100,000        $    168,757
Al Ahli Bank of Kuwait KSC                                                             60,000             160,202
Al-Mazaya Holding Co.                                                                  90,000             103,154
Boubyan Bank KSC(a)                                                                   125,000             179,215
Boubyan Petrochemicals Co.                                                            140,000             184,777
Burgan Bank SAK                                                                        80,000             204,001
Commercial Real Estate Co. KSCC                                                       340,000             167,203
Global Investment House KSCC                                                           51,500              35,956
Investment Dar Co.                                                                    125,000              46,230
Kuwait Finance House KSC                                                               90,000             442,596
Kuwait International Bank                                                             180,000             145,846
Kuwait Projects Co. Holdings KSC                                                       45,000              80,187
Mabanee Co. SAKC(a)                                                                   100,000             214,370
Mobile Telecommunications Co.                                                         277,500             844,102
National Bank of Kuwait SAK                                                           172,500             736,033
National Industries Group Holding                                                     317,500             477,910
National Investment Co.                                                                75,000             138,311
Public Warehousing Co. KSC                                                             75,000             170,855
Sultan Center Food Products Co.                                                       280,000             203,277
-----------------------------------------------------------------------------------------------------------------
                                                                                                     $  4,702,982
-----------------------------------------------------------------------------------------------------------------
Latvia -- 0.0%
-----------------------------------------------------------------------------------------------------------------
Grindeks(a)                                                                            12,000        $     76,972
Latvian Shipping Co.(a)                                                                96,000             125,320
-----------------------------------------------------------------------------------------------------------------
                                                                                                     $    202,292
-----------------------------------------------------------------------------------------------------------------
Lithuania -- 0.3%
-----------------------------------------------------------------------------------------------------------------
Apranga PVA                                                                           132,200        $    117,069
Bankas Snoras(a)                                                                      318,497              49,975
Invalda PVA                                                                            70,800              48,588
Klaipedos Nafta PVA                                                                   993,963             350,229
Lietuvos Dujos                                                                        200,000             103,424
Lietuvos Energija(a)                                                                   37,000              34,204
Pieno Zvaigzdes                                                                        94,000              77,180
Rokiskio Suris                                                                        177,000             127,026
Rytu Skirstomieji Tinklai(a)                                                          141,300             112,949
Sanitas                                                                                17,500              62,300
Siauliu Bankas(a)                                                                     441,032             169,349
Snaige(a)                                                                              69,000              15,401
Teo LT AB                                                                           1,577,356             741,199
Teo LT AB (GDR)(144A)                                                                  60,000             280,194
Ukio Bankas Commercial Bank                                                         1,060,003             326,542
-----------------------------------------------------------------------------------------------------------------
                                                                                                     $  2,615,629
-----------------------------------------------------------------------------------------------------------------
Malaysia -- 3.4%
-----------------------------------------------------------------------------------------------------------------
Affin Holdings Bhd                                                                    236,000        $    103,399
Airasia Bhd(a)                                                                        282,700              70,882
Alliance Financial Group Bhd                                                          330,800             174,513
AMMB Holdings Bhd                                                                     615,900             441,706
Asiatic Development Bhd                                                               121,000             124,399
Astro All Asia Networks Plc                                                           346,000             221,617
Batu Kawan Bhd                                                                        100,300             229,795
Berjaya Sports Toto Bhd                                                               221,384             306,623
British American Tobacco Malaysia Bhd                                                  48,800             628,263
Bumiputra-Commerce Holdings Bhd                                                       708,633           1,200,540
Bursa Malaysia Bhd                                                                    142,000             212,231
Dialog Group Bhd                                                                      588,000             135,897
Digi.com Bhd                                                                          133,400             841,664
EON Capital Bhd                                                                       111,000             102,947
Gamuda Bhd                                                                          1,156,100             635,069
Genting Bhd                                                                           842,500             905,810
Guinness Anchor Bhd                                                                    67,000              97,985
Hong Leong Bank Bhd                                                                   252,400             371,142
Hong Leong Financial Group Bhd                                                         61,500              70,819
IGB Corp. Bhd                                                                         312,000             124,989
IJM Corp. Bhd                                                                         437,800             355,996
IOI Corp. Bhd                                                                       1,294,939           1,342,872
Kencana Petroleum Bhd(a)                                                              425,000             161,958
Kinsteel Bhd                                                                          525,000              64,984
KLCC Property Holdings Bhd                                                            250,000             202,542
KNM Group Bhd                                                                       3,744,600             442,327
Kuala Lumpur Kepong Bhd                                                               183,850             475,019
Kulim (Malaysia) Bhd                                                                  115,700             153,899
Lafarge Malayan Cement Bhd                                                            468,660             535,626
Landmarks Bhd                                                                         220,700              55,858
Lion Diversified Holdings Bhd                                                         122,600              12,503
Lion Industries Corp. Bhd                                                             436,600              85,895
Malayan Banking Bhd                                                                   794,818           1,175,536
Malaysian Airline System Bhd                                                          683,133             606,040
Malaysian Airline System Bhd (PFC Shares)(a)                                          110,133              23,236
Malaysian Bulk Carriers Bhd                                                           205,000             142,100
Malaysian Pacific Industries Bhd                                                       73,000             122,434
Malaysian Resources Corp. Bhd                                                         451,200              92,617
Media Prima Bhd                                                                       242,300              78,190
MISC Bhd                                                                              112,000             272,267
MISC Bhd(b)                                                                           324,200             802,869
MMC Corp. Bhd                                                                         662,000             199,927
Multi-Purpose Holdings Bhd                                                            391,400             122,609
Nestle Malaysia Bhd                                                                     6,000              46,821
OSK Holdings Bhd                                                                      218,000              62,506
OSK Property Holdings Bhd                                                              39,636               4,441
Parkson Holdings Bhd                                                                  559,380             647,277
Petra Perdana Bhd                                                                     322,567             117,068
Petronas Dagangan Bhd                                                                 374,700             780,941
Petronas Gas Bhd                                                                      135,300             383,909
PLUS (Projek Lebuhraya Utara Selatan) Expressways Bhd                                 700,900             604,731
Pos Malaysia Bhd                                                                      110,000              64,375
PPB Group Bhd                                                                         252,000             679,313
Public Bank Bhd                                                                       682,887           1,750,224
Ranhill Bhd                                                                           204,900              43,835
Resorts World Bhd                                                                     946,000             620,568
RHB Capital Bhd                                                                       260,500             294,106
SapuraCrest Petroleum Bhd                                                             650,000             143,849
Sarawak Energy Bhd                                                                    730,500             490,955
Scomi Group Bhd                                                                     1,244,800             121,540
Shell Refining Co. Bhd                                                                201,100             471,201
Sime Darby Bhd                                                                      1,778,709           2,685,637
SP Setia Bhd                                                                          380,100             342,156
Star Publications (Malaysia) Bhd                                                      104,000              97,477
Ta Ann Holdings Bhd                                                                   137,280             143,104
TA Enterprise Bhd                                                                     386,000              71,097
Tan Chong Motor Holdings Bhd                                                          219,000              73,651
Tanjong Plc                                                                           146,400             564,462
Tenaga Nasional Bhd                                                                   550,625             998,650
Titan Chemicals Corp. Bhd                                                             940,500             204,643
TM International Bhd(a)                                                               392,700             412,732
Top Glove Corp. Bhd                                                                   105,000             106,438
Uchi Technologies Bhd                                                                 237,400              63,288
UEM Land Holdings Bhd(a)                                                              861,625             133,228
UMW Holdings Bhd                                                                      114,000             170,068
Unisem (M) Bhd                                                                        215,000              43,696
Wah Seong Corp. Bhd                                                                   330,000              95,259
WCT Bhd                                                                               220,000              97,132
WTK Holdings Bhd(a)                                                                   200,500              42,112
YTL Corp. Bhd                                                                         250,384             511,592
YTL e-Solutions Bhd                                                                   577,000              50,306
YTL Power International Bhd                                                           880,699             484,505
Zelan Bhd                                                                             147,200              37,671
-----------------------------------------------------------------------------------------------------------------
                                                                                                     $ 29,284,158
-----------------------------------------------------------------------------------------------------------------
Mauritius -- 0.6%
-----------------------------------------------------------------------------------------------------------------
Air Mauritius Ltd.                                                                     83,400        $     31,264
Ireland Blyth Ltd.                                                                     64,209              91,358
Mauritius Commercial Bank                                                             463,595           1,744,593
Mauritius Development Investment Trust Co., Ltd.                                      600,000              75,954
Mon Tresor & Mon Desert Ltd.                                                           23,449              45,854
New Mauritius Hotels Ltd.                                                             335,400             849,755
Rogers & Co., Ltd.                                                                     48,555             405,262
Shell Mauritius Ltd.                                                                   22,000              58,283
State Bank of Mauritius Ltd.                                                          641,899           1,036,657
Sun Resorts Ltd.                                                                      369,662             491,523
United Basalt Products Ltd.                                                            85,125             100,742
-----------------------------------------------------------------------------------------------------------------
                                                                                                     $  4,931,245
-----------------------------------------------------------------------------------------------------------------
Mexico -- 5.5%
-----------------------------------------------------------------------------------------------------------------
Alfa SA de CV (Series 'A')                                                            422,472        $    899,948
America Movil SA de CV (Series 'L')                                                 7,966,058          12,223,615
Banco Compartamos SA de CV                                                            119,200             215,186
Carso Global Telecom SA de CV (Series 'A1')(a)                                        160,800             625,853
Carso Infraestructura y Construccion SA(a)                                            830,000             424,934
Cemex SAB de CV (Series 'CPO')(a)                                                   3,534,252           3,200,312
Coca-Cola Femsa SA de CV (Series 'L')                                                  77,000             335,779
Consorcio ARA SA de CV                                                                472,000             178,936
Controladora Comercial Mexicana SA de CV                                               80,000              17,042
Corporacion GEO SA de CV (Series 'B')(a)                                              169,700             191,163
Corporacion Interamericana de Entretenimiento SA de CV (Class 'B' Shares)(a)           31,700              21,632
Desarrolladora Homex SA de CV(a)                                                       72,100             271,250
Empresas ICA SA de CV(a)                                                              552,319             911,325
Fomento Economico Mexicano SA de CV (Series 'UBD')                                    765,200           2,287,560
Grupo Aeroportuario del Sureste SAB de CV (Class 'B' Shares)                           72,826             271,563
Grupo Bimbo SA de CV (Series 'A')                                                     185,727             781,881
Grupo Carso SA de CV (Series 'A1')                                                    731,000           1,926,671
Grupo Elektra SA de CV                                                                 22,626             963,956
Grupo Financiero Banorte SA de CV (Class 'O' Shares)                                2,298,300           4,149,005
Grupo Financiero Inbursa SA de CV (Class 'O' Shares)                                1,290,508           3,028,596
Grupo Iusacell SA de CV(a)                                                            142,465             220,047
Grupo Mexico SA de CV (Series 'B')                                                  1,320,609             848,714
Grupo Modelo SA de CV (Series 'C')                                                    236,600             751,735
Grupo Pochteca SAB de CV(a)                                                            26,477               2,830
Grupo Televisa SA (Series 'CPO')                                                      588,818           1,739,008
Impulsora del Desarrollo y el Empleo en America Latina SA de CV (Series 'B1')(a)    1,268,730             842,858
Industrias CH SA (Series 'B')(a)                                                       72,952             183,848
Industrias Penoles SA de CV                                                            44,229             542,942
Kimberly-Clark de Mexico SA de CV                                                     214,970             714,057
Mexichem SA de CV                                                                     863,100             776,563
Organizacion Soriana SAB de CV (Class 'B' Shares)(a)                                   75,000             154,620
Promotora y Operadora de Infraestructura SA de CV(a)                                  207,900             276,229
SARE Holding SA de CV (Class 'B' Shares)(a)                                           155,000              32,906
Telefonos de Mexico SA de CV (Series 'L')                                           2,262,460           2,344,391
Telmex Internacional SAB de CV (Class 'L' Shares)                                   2,262,460           1,272,669
TV Azteca SA de CV (Series 'CPO')                                                     593,565             235,737
Urbi Desarrollos Urbanos SA de CV(a)                                                  183,000             249,753
Vitro SA de CV (Series 'A')                                                           124,168              71,729
Wal-Mart de Mexico SA de CV (Series 'V')                                              990,332           2,645,939
-----------------------------------------------------------------------------------------------------------------
                                                                                                     $ 46,832,782
-----------------------------------------------------------------------------------------------------------------
Morocco -- 2.0%
-----------------------------------------------------------------------------------------------------------------
Attijariwafa Bank                                                                      67,800        $  2,175,928
Banque Centrale Populaire                                                               1,400             419,179
Banque Marocaine du Commerce Exterieur (BMCE)                                          78,700           2,541,205
Banque Marocaine pour le Commerce et l' Industrie (BMCI)                                2,640             300,623
Centrale Laitiere                                                                         420             340,146
Ciments du Maroc                                                                        1,665             412,455
Cosumar Compagnie Sucriere Marocaine et de Raffinage                                    1,637             238,722
Credit Immobilier et Hotelier                                                           4,600             241,221
CTM                                                                                     1,560              37,999
Douja Promotion Groupe Addoha SA                                                       86,000           1,101,140
Holcim Maroc SA                                                                         2,082             492,180
Lafarge Ciments                                                                         1,100             184,974
Lesieur Cristal SA                                                                      1,663             193,133
Managem                                                                                 2,800              70,529
Maroc Telecom                                                                         186,941           3,584,931
ONA SA                                                                                 12,023           2,085,397
RISMA(a)                                                                                3,100             111,747
Samir                                                                                   6,247             448,414
Societe des Brasseries du Maroc                                                         3,529             675,983
Societe Nationale d'Investissement                                                      4,065             828,972
SONASID (Societe Nationale de Siderurgie)                                               1,172             361,811
Wafa Assurance                                                                            600             142,069
-----------------------------------------------------------------------------------------------------------------
                                                                                                     $ 16,988,758
-----------------------------------------------------------------------------------------------------------------
Nigeria -- 0.8%
-----------------------------------------------------------------------------------------------------------------
African Petroleum Plc                                                               1,192,000        $  1,245,380
Ashaka Cement Plc(a)                                                                  832,999             101,366
Cadbury Nigeria Plc(a)                                                                400,000              68,340
Conoil Plc                                                                            322,000             180,562
Dangote Sugar Refinery Plc                                                            540,720              59,870
First Bank of Nigeria Plc                                                           5,683,264             857,795
Guaranty Trust Bank Plc                                                             5,954,544             548,955
Guiness Nigeria Plc                                                                   418,750             298,107
Mobil Nigeria Plc                                                                     148,760             352,543
Nestle Foods Nigeria Plc                                                              100,000             137,057
Nigeria Bottling Co., Plc                                                             300,000              75,524
Oando Plc                                                                             406,800             232,641
Oceanic Bank International Plc                                                      2,408,750             207,431
PZ Cussons Nigeria Plc                                                              2,770,833             222,688
Total Nigeria Plc                                                                     149,500             217,823
UAC of Nigeria Plc(a)                                                               1,581,000             391,070
UACN Property Development Co., Plc(a)                                               2,000,000             384,153
Unilever Nigeria Plc(a)                                                             3,750,000             278,912
Union Bank of Nigeria Plc                                                           3,285,332             357,146
United Bank for Africa Plc                                                          2,835,000             266,587
Zenith Bank Ltd.                                                                    2,500,000             392,868
-----------------------------------------------------------------------------------------------------------------
                                                                                                     $  6,876,818
-----------------------------------------------------------------------------------------------------------------
Oman -- 0.6%
-----------------------------------------------------------------------------------------------------------------
Ahli Bank(a)                                                                           72,800        $     26,090
Al Jazeira Services Co.                                                               236,016              33,697
Bank Dhofar SAOG                                                                      188,049             179,438
Bank Muscat SAOG                                                                      354,950             724,502
Bank Sohar(a)                                                                         690,000             214,060
Dhofar International Development & Investment Holding Co.                             143,200             123,018
Galfar Engineering & Contracting SAOG                                                 135,600             164,945
National Bank of Oman Ltd.                                                            303,730             293,270
Oman Cables Industry SAOG                                                              60,400             139,139
Oman Cement Co., SAOG                                                                 252,000             200,419
Oman Flour Mills Co., Ltd. SAOG                                                       266,000             145,319
Oman International Bank SAOG                                                          630,080             335,692
Oman National Investment Corp. Holdings                                               104,000              70,106
Oman Telecommunications Co.                                                           323,360           1,339,722
Ominvest                                                                               96,840             106,591
Port Services Corp. Ltd.                                                               41,220              51,248
Raysut Cement Co., SAOG                                                               156,710             421,627
Renaissance Holdings Co.                                                              284,322             454,053
Shell Oman Marketing Co.                                                               66,100             312,528
-----------------------------------------------------------------------------------------------------------------
                                                                                                     $  5,335,464
-----------------------------------------------------------------------------------------------------------------
Pakistan -- 0.6%
-----------------------------------------------------------------------------------------------------------------
Adamjee Insurance Co., Ltd.                                                            87,700        $    112,877
Allied Bank Ltd.                                                                       33,840              13,395
Arif Habib Securities Ltd.                                                             94,375              50,245
Askari Commercial Bank Ltd.                                                           122,512              22,670
Azgard Nine Ltd.                                                                      834,500             171,699
Bank AL Habib Ltd.                                                                     82,810              26,230
Bank Alfalah Ltd.                                                                     434,128              91,791
Bank of Punjab(a)                                                                     120,243              20,059
D.G. Khan Cement Co., Ltd.(a)                                                         278,000              74,731
EFU General Insurance Ltd.                                                             53,500              71,584
Engro Chemical Pakistan Ltd.                                                          170,000             207,727
Fauji Cement Co., Ltd.(a)                                                             321,500              19,807
Fauji Fertilizer Bin Qasim Ltd.                                                       141,000              23,059
Fauji Fertilizer Co., Ltd.                                                            147,000             110,682
Faysal Bank Ltd.                                                                      115,000              16,729
GlaxoSmithKline Pakistan Ltd.                                                          10,375               9,241
Hub Power Co., Ltd.                                                                 2,863,500             513,892
ICI Pakistan Ltd.                                                                      52,500              45,534
Indus Motor Co., Ltd.                                                                 112,000             130,877
Kot Addu Power Co., Ltd.                                                              137,500              55,081
Lucky Cement Ltd.(a)                                                                  219,500              86,746
Muslim Commercial Bank Ltd.                                                           614,925             977,740
National Bank of Pakistan                                                             212,639             135,229
National Refinery Ltd.                                                                 19,200              23,091
NIB Bank Ltd.(a)                                                                      337,557              20,264
Nishat Chunian Ltd.(a)                                                                286,000              35,242
Nishat Mills Ltd.                                                                     290,300              82,586
Oil & Gas Development Co., Ltd.                                                       741,000             468,153
Pak Suzuki Motor Co., Ltd.                                                             69,450              47,687
Pakistan Oil Fields Ltd.                                                              100,200             129,862
Pakistan Petroleum Ltd.                                                               281,820             359,173
Pakistan State Oil Co., Ltd.                                                           60,000             109,634
Pakistan Telecommunication Co., Ltd.(a)                                             1,566,000             335,666
PICIC Insurance Ltd.(a)                                                                 3,578                 351
Shell Pakistan Ltd.                                                                    15,625              39,733
Standard Chartered Bank Pakistan Ltd.(a)                                              118,250              12,927
SUI Northern Gas Pipelines Ltd.                                                       585,700             158,851
SUI Southern Gas Co., Ltd.                                                            891,000             118,154
Telecard Ltd.(a)                                                                      517,000              12,741
United Bank Ltd.                                                                      348,500             162,567
-----------------------------------------------------------------------------------------------------------------
                                                                                                     $  5,104,307
-----------------------------------------------------------------------------------------------------------------
Peru -- 1.7%
-----------------------------------------------------------------------------------------------------------------
Alicorp SA                                                                          1,589,463        $    723,979
Cementos Lima SA                                                                       10,211              71,554
Cia de Minas Buenaventura SA                                                           82,880           1,676,343
Cia de Minas Buenaventura SA (ADR)                                                     40,976             816,242
Cia Minera Atacocha SA (Class 'B' Shares) (PFC Shares)                                129,655              34,277
Cia Minera Milpo SA                                                                   613,278           1,316,609
Credicorp Ltd.                                                                         72,100           3,602,530
Edegel SA                                                                           2,023,411             689,616
Empresa Agroindustrial Casa Grande SA(a)                                               78,200             114,579
Ferreyros SA                                                                          484,721             347,387
Grana y Montero SA                                                                    439,692             280,103
Luz del Sur SAA                                                                        83,400             103,603
Minsur SA                                                                             353,485             382,816
Sociedad Minera Cerro Verde SA                                                         47,600             440,300
Sociedad Minera el Brocal SA                                                           45,100             202,551
Southern Copper Corp.                                                                 195,294           3,142,673
Volcan Cia Minera SA (Class 'B' Shares)                                               718,835             219,806
-----------------------------------------------------------------------------------------------------------------
                                                                                                     $ 14,164,968
-----------------------------------------------------------------------------------------------------------------
Philippines -- 1.6%
-----------------------------------------------------------------------------------------------------------------
Aboitiz Equity Ventures, Inc.                                                      12,558,000        $  1,516,370
Alliance Global Group, Inc.(a)                                                      2,145,000              80,440
Altlas Consolidated Mining & Development Corp.(a)                                     765,000              45,290
Ayala Corp.                                                                           138,032             623,814
Ayala Land, Inc.                                                                    3,313,008             460,864
Banco De Oro                                                                          873,000             451,032
Bank of the Philippine Islands                                                        965,076             806,234
Benpres Holdings Corp.(a)                                                          14,870,000             312,927
Filinvest Land, Inc.                                                               16,105,546             137,014
First Gen Corp.(a)                                                                    190,000              40,464
First Philippine Holdings Corp.(a)                                                    274,000              91,132
Globe Telecom, Inc.                                                                    17,000             277,185
Holcim Philippines, Inc.                                                            4,124,000             167,818
International Container Terminal Services, Inc.                                     1,193,000             329,010
JG Summit Holding, Inc.                                                             7,774,200             282,305
Jollibee Foods Corp.                                                                  467,000             416,788
Manila Electric Co.                                                                   465,214             582,129
Manila Water Co.                                                                      477,100             136,331
Megaworld Corp.                                                                     8,560,000             125,113
Metropolitan Bank & Trust Co.                                                         654,875             328,334
Philex Mining Corp.(a)                                                              1,500,000             159,205
Philippine Long Distance Telephone Co.                                                 74,060           3,384,711
PNOC Energy Development Corp.                                                       2,541,000             105,916
Robinsons Land Corp.                                                                  860,000              90,449
San Miguel Corp. (Class 'B' Shares)                                                 1,983,600           1,812,291
SM Investments Corp.                                                                  111,232             458,107
SM Prime Holdings, Inc.                                                             2,212,040             358,364
Universal Robina Corp.                                                                950,000             117,681
-----------------------------------------------------------------------------------------------------------------
                                                                                                     $ 13,697,318
-----------------------------------------------------------------------------------------------------------------
Poland -- 2.6%
-----------------------------------------------------------------------------------------------------------------
Agora SA                                                                               87,773        $    481,154
AmRest Holdings NV(a)                                                                   9,400             152,747
Bank Handlowy w Warszawie SA                                                           16,500             268,441
Bank Millennium SA                                                                    196,243             192,331
Bank Pekao SA                                                                          50,645           2,172,547
Bank Przemyslowo-Handlowy BPH(a)                                                        3,226              38,697
Bank Zachodni WBK SA                                                                   10,450             394,235
Bioton SA(a)                                                                        4,405,767             298,963
BRE Bank SA(a)                                                                          4,000             269,367
Budimex SA(a)                                                                           9,900             171,522
Cersanit-Krasnystaw SA(a)                                                              80,000             373,366
Ciech SA                                                                                8,500              67,676
Cinema City International NV(a)                                                        19,500             101,655
ComArch SA(a)                                                                           4,100              84,711
ComputerLand SA(a)                                                                     10,172              87,490
Debica SA                                                                               5,700              73,081
Dom Development SA                                                                      8,250              57,235
Echo Investment SA(a)                                                                 240,000             175,031
Eurocash SA                                                                            35,303             119,387
Getin Holding SA(a)                                                                   170,866             289,458
Globe Trade Centre SA(a)                                                               60,031             309,491
Grupa Kety SA                                                                           2,600              52,900
Grupa Lotos SA(a)                                                                      17,767              71,946
ING Bank Slaski SA w Katowicach                                                         1,800             262,259
KGHM Polska Miedz SA                                                                   58,290             556,169
KGHM Polska Miedz SA (GDR)                                                             11,300             219,220
LPP SA(a)                                                                                 162              62,372
Mostostal Zabrze - Holding SA(a)                                                       87,000              88,578
Mostostal-Export SA(a)                                                                196,313             124,024
Mostostal-Warszawa SA(a)                                                               10,400             173,046
Netia SA(a)                                                                           337,600             274,170
NG2 SA(a)                                                                              12,000             148,118
Orbis SA                                                                               60,680             668,710
PBG SA(a)                                                                              10,539             699,610
Polimex Mostostal SA                                                                  499,300             516,042
Polish Oil & Gas                                                                      423,715             516,101
Polnord SA(a)                                                                           6,800              67,570
Polska Grupa Farmaceutyczna SA(a)                                                       9,000              83,381
Polski Koncern Miesny Duda SA(a)                                                       48,000              19,522
Polski Koncern Naftowy Orlen SA                                                       165,246           1,439,628
Powszechna Kasa Oszczednosci Bank Polski SA                                           250,862           3,029,371
Przedsiebiorstwo Eksportu i Importu KOPEX SA(a)                                        22,700              79,388
Softbank SA                                                                            77,624           1,245,409
Telekomunikacja Polska SA                                                             505,806           3,285,166
Telekomunikacja Polska SA (GDR)                                                       169,000           1,095,103
Telekomunikacja Polska SA (GDR)(144A)                                                  76,100             493,120
TVN SA                                                                                212,407             967,639
Zaklad Przetworstwa Hutniczego Stalprodukt SA                                           1,000              99,946
-----------------------------------------------------------------------------------------------------------------
                                                                                                     $ 22,517,093
-----------------------------------------------------------------------------------------------------------------
Qatar -- 1.6%
-----------------------------------------------------------------------------------------------------------------
Barwa Real Estate Co.                                                                  45,543        $    391,230
Commercial Bank of Qatar                                                               55,532           1,359,219
Doha Bank Ltd.                                                                         43,119             512,651
First Finance Co.(a)                                                                   94,245             631,898
Industries Qatar                                                                       31,307             871,480
Masraf Al Rayan                                                                       193,600             587,780
Qatar Electricity & Water Co.                                                          25,200             774,538
Qatar Fuel                                                                             10,000             356,575
Qatar Gas Transport Co., Ltd. (NAKILAT)(a)                                            301,056           1,802,114
Qatar Insurance Co.                                                                     8,400             210,354
Qatar International Islamic Bank(a)                                                    32,210             524,153
Qatar Islamic Bank                                                                     54,215           1,243,368
Qatar National Bank                                                                    33,696           1,582,439
Qatar National Navigation                                                              41,559             833,403
Qatar Real Estate Investment Co.(a)                                                    18,000             146,100
Qatar Shipping Co.                                                                     22,160             229,339
Qatar Telecom QSC                                                                      29,465             894,592
Salam International Investment Co., Ltd.(a)                                            39,150             119,907
United Development Co.                                                                 30,700             315,271
-----------------------------------------------------------------------------------------------------------------
                                                                                                     $ 13,386,411
-----------------------------------------------------------------------------------------------------------------
Romania -- 0.6%
-----------------------------------------------------------------------------------------------------------------
Antibiotice SA                                                                      1,248,900        $    159,959
Banca Transilvania(a)                                                               2,003,351           1,054,395
Biofarm Bucuresti(a)                                                                1,180,000              33,073
BRD-Group Societe Generale                                                            643,900           1,929,332
Impact SA(a)                                                                          542,590              57,507
Rompetrol Rafinare SA(a)                                                           10,428,000              69,222
SNP Petrom SA                                                                      19,573,406           1,265,198
Transelectrica SA                                                                      59,000             232,854
-----------------------------------------------------------------------------------------------------------------
                                                                                                     $  4,801,540
-----------------------------------------------------------------------------------------------------------------
Russia -- 5.5%
-----------------------------------------------------------------------------------------------------------------
Aeroflot-Russian International Airlines                                               549,030        $    492,482
AvtoVAZ                                                                             2,100,000             500,741
Cherepovets MK Severstal                                                               38,104             112,292
Comstar United Telesystems (GDR)                                                      183,327             724,142
CTC Media, Inc.(a)                                                                     37,000             177,600
Evraz Group SA (GDR)(144A)                                                             10,500              91,447
Federal Grid Co. Unified Energy System JSC(a)                                      37,310,160             158,568
Gazprom Neft                                                                           77,000             158,035
Holding MRSK OAO(a)                                                                 3,209,400              99,491
Holding MRSK OAO (PFC Shares)(a)                                                      527,000               6,377
Irkutskenergo (ADR)                                                                    13,500             168,750
JSC MMC Norilsk Nickel (ADR)                                                          299,800           1,915,917
JSC Scientific Production Corp. Irkut (ADR)                                            18,333              38,499
Kuzbassenergo(a)                                                                    2,581,110               6,171
LUKOIL (ADR)                                                                          139,800           4,503,835
Magadanenergo(a)                                                                    1,000,000              20,000
Mobile TeleSystems                                                                    201,000             738,301
Mobile TeleSystems (ADR)                                                               40,600           1,083,208
Mosenergo(a)                                                                        2,840,462              88,279
Mosenergo (ADR)(a)                                                                     12,900              38,700
NovaTek OAO (GDR)(144A)                                                                40,400             779,074
Novolipetsk Steel (GDR)                                                                15,100             154,020
Novolipetsk Steel (GDR)(144A)                                                          10,000             102,492
OAO Gazprom                                                                           944,106           3,359,109
OAO Gazprom (ADR)                                                                     669,600           9,628,829
OAO Inter Rao Ues(a)                                                              154,564,289              31,840
OAO Rosneft Oil Co.                                                                   242,600             887,547
OAO Rosneft Oil Co. (GDR)                                                             554,000           2,094,868
OAO TGK-1(a)                                                                      141,157,938              15,669
OAO TGK-10(a)                                                                             345                 342
OAO TGK-13(a)                                                                       6,362,374               6,483
OAO TMK (GDR)(144A)                                                                    10,400              40,560
OGK-1(a)                                                                            3,551,804              39,432
OGK-2(a)                                                                            1,848,969              15,744
OGK-3                                                                               1,518,936              18,206
OGK-4 OJSC(a)                                                                       3,793,107              47,205
Polyus Gold (ADR)                                                                      22,784             280,243
RAO Energy System of East OAO(a)                                                    3,209,400               7,061
RAO Energy System of East OAO (PDF Shares)(a)                                         527,000               1,370
Rostelecom                                                                            125,000           1,061,077
Rostelecom (ADR)                                                                       21,900           1,215,012
RusHydro(a)                                                                        12,749,189             252,791
Sberbank                                                                            6,621,640           4,996,895
Sberbank (GDR)(144A)                                                                    8,042             648,989
Sberbank (PFC Shares)                                                                 433,000             128,475
Sistema JSFC                                                                          295,000              46,463
Sistema JSFC (GDR)                                                                     19,000             105,358
Surgutneftegaz (ADR)                                                                  569,800           2,919,627
Surgutneftegaz (ADR) (PFC Shares)                                                     245,000             453,250
Tatneft (GDR)                                                                          23,550             831,470
TGC-5 JSC(a)                                                                        6,561,301                 984
TGC-6(a)                                                                           56,583,629               7,016
TGK-2(a)                                                                           47,933,134               5,033
TGK-4(a)                                                                           58,575,771              13,238
TGK-8(a)                                                                            1,254,469               1,315
TGK-9                                                                             248,601,583               9,695
TGK-11 (PFC Shares)(a)                                                                527,000               2,934
TGK-11 Holding OAO(a)                                                               3,209,400              17,870
TGK-14(a)                                                                          35,862,954               3,766
Transneft                                                                                 200              45,826
United Heavy Machinery Uralmash-Izhora Group(a)                                        44,500              43,035
Uralsvyazinform                                                                    36,297,620             355,463
Uralsvyazinform (ADR)                                                                   6,329              12,278
Vimpel-Communications (ADR)                                                           301,930           2,161,819
Volga Territorial Generation Co.(a)                                                 1,234,639              10,028
VTB Bank OJSC (GDR)(144A)                                                             566,000           1,238,517
WGC-6                                                                               2,154,845              18,702
Wimm-Bill-Dann Foods OJSC (ADR)(a)                                                     49,500           1,302,345
X5 Retail Group NV (GDR)(a)                                                            46,800             406,254
-----------------------------------------------------------------------------------------------------------------
                                                                                                     $ 46,948,454
-----------------------------------------------------------------------------------------------------------------
Slovenia -- 0.7%
-----------------------------------------------------------------------------------------------------------------
Gorenje DD                                                                             17,044        $    249,242
Istrabenz                                                                               1,196              38,755
KRKA DD                                                                                42,457           2,850,984
Luka Koper                                                                             13,236             390,818
Mercator Poslovni Sistem                                                                1,624             352,004
Petrol                                                                                    872             323,904
Sava DD                                                                                 1,243             446,274
Telekom Slovenije DD                                                                    6,659           1,100,335
-----------------------------------------------------------------------------------------------------------------
                                                                                                     $  5,752,316
-----------------------------------------------------------------------------------------------------------------
South Africa -- 7.0%
-----------------------------------------------------------------------------------------------------------------
ABSA Group Ltd.                                                                        51,073        $    600,941
Adcock Ingram Holdings Ltd.(a)                                                         72,016             303,799
Adcorp Holdings Ltd.                                                                   33,900              95,797
AECI Ltd.                                                                              25,300             139,742
African Bank Investments Ltd.                                                         288,115             802,681
African Oxygen Ltd. (AFROX)                                                            32,000              83,871
African Rainbow Minerals Ltd.                                                          17,000             205,714
Allied Electronics Corp. Ltd.                                                          23,200              56,446
Allied Electronics Corp. Ltd. (PFC Shares)(a)                                         136,400             325,060
Allied Technologies Ltd.                                                               14,300              85,526
Anglo Platinum Ltd.                                                                    17,600             993,880
AngloGold Ashanti Ltd.                                                                 24,034             666,587
AngloGold Ashanti Ltd. (ADR)                                                           25,699             712,119
ApexHi Properties Ltd. (Class 'B' Shares)                                              42,300              75,600
Argent Industrial Ltd.                                                                 45,100              41,523
Aspen Pharmacare Holdings Ltd.(a)                                                     195,268             712,650
Astral Foods Ltd.                                                                      26,100             271,693
Aveng Ltd.                                                                            259,590             866,207
AVI Ltd.                                                                              228,000             519,019
Barloworld Ltd.                                                                        62,900             286,227
Bell Equipment Ltd.                                                                    28,200              44,191
Bidvest Group Ltd.                                                                    280,697           3,196,415
British American Tobacco Plc(a)                                                        50,150           1,330,426
Business Connexion Group                                                               19,400               7,646
DataTec Ltd.(a)                                                                       156,700             278,883
Discovery Holdings Ltd.                                                               160,754             448,691
Distribution & Warehousing Network Ltd.(a)                                             61,700              51,000
ElementOne Ltd.(a)                                                                     61,978              75,561
FirstRand Ltd.                                                                        683,385           1,202,092
Foschini Ltd.                                                                         104,323             542,939
Freeworld Coatings Ltd.                                                               110,200              77,067
Gold Fields Ltd.                                                                      148,280           1,478,227
Grindrod Ltd.                                                                         130,400             216,513
Group Five Ltd.                                                                        76,500             295,010
Growthpoint Properties Ltd.                                                           479,900             781,579
Harmony Gold Mining Co., Ltd.(a)                                                       53,100             574,824
Highveld Steel & Vanadium Corp. Ltd.                                                    8,300              57,560
Hulamin Ltd.                                                                            8,400              12,033
Hyprop Investments Ltd.                                                                65,400             298,158
Illovo Sugar Ltd.                                                                      51,000             127,295
Impala Platinum Holdings Ltd.                                                         184,768           2,722,970
Investec Ltd.                                                                          16,500              75,349
JSE Ltd.                                                                               45,700             181,368
Kumba Iron Ore Ltd.                                                                    18,900             333,227
Kumba Resources Ltd.                                                                   24,000             187,632
Lewis Group Ltd.                                                                       39,800             206,597
Liberty Holdings Ltd.                                                                  52,100             351,314
Massmart Holdings Ltd.                                                                 99,600             913,265
Medi-Clinic Corp. Ltd.                                                                146,900             324,890
Merafe Resources Ltd.(a)                                                              392,000              36,342
Metorex Ltd.(a)                                                                        55,000              12,985
Metropolitan Holdings Ltd.                                                            180,600             211,812
Mittal Steel South Africa Ltd.                                                         52,400             505,292
Mondi Ltd.                                                                             36,800             134,549
Mr. Price Group Ltd.                                                                  188,400             505,376
MTN Group Ltd.                                                                        854,880          10,079,156
Murray & Roberts Holdings Ltd.                                                        267,200           1,397,118
Mvelaphanda Group Ltd.                                                                295,100             157,752
Nampak Ltd.                                                                            65,700              93,934
Naspers Ltd. (Class 'N' Shares)                                                       118,276           2,139,644
Nedbank Group Ltd.                                                                     71,083             735,252
Netcare Ltd.(a)                                                                       395,900             359,694
New Clicks Holdings Ltd.                                                              218,200             399,897
Northam Platinum Ltd.                                                                  34,000              76,465
Palabora Mining Co., Ltd.                                                              10,600              79,809
Pangbourne Properties Ltd.                                                            248,750             393,696
Pick'n Pay Holdings Ltd.                                                              125,270             201,547
Pick'n Pay Stores Ltd.                                                                152,660             594,327
Pretoria Portland Cement Co., Ltd.                                                    144,591             491,022
PSG Group Ltd.                                                                         50,000              73,129
Raubex Group Ltd.                                                                     111,200             261,217
Reinet Investments SCA(a)                                                              78,670              82,542
Remgro Ltd.                                                                           123,505           1,021,551
Reunert Ltd.                                                                          150,400             829,219
RMB Holdings Ltd.                                                                     249,000             694,671
Sanlam Ltd.                                                                           618,590           1,137,097
Santam Ltd.                                                                            27,610             239,016
Sappi Ltd.                                                                             92,664             375,229
Sasol Ltd.                                                                            131,136           3,988,067
Shoprite Holdings Ltd.                                                                166,153             955,641
Spar Group Ltd.                                                                        79,260             488,872
Standard Bank Group Ltd.                                                              208,850           1,884,370
Steinhoff International Holdings Ltd.                                                 297,500             403,870
Sun International Ltd.                                                                 51,756             523,721
Super Group Ltd.(a)                                                                   130,000              23,684
Telkom South Africa Ltd.                                                               90,000           1,117,556
Tiger Brands Ltd.                                                                      72,016           1,114,806
Tongaat-Hulett                                                                         25,322             174,040
Trencor Ltd.                                                                           25,400              57,958
Truworths International Ltd.                                                          115,241             426,368
Wilson Bayly Holmes-Ovcon Ltd.                                                         43,380             504,288
Woolworths Holdings Ltd.                                                               98,942             136,483
-----------------------------------------------------------------------------------------------------------------
                                                                                                     $ 59,356,868
-----------------------------------------------------------------------------------------------------------------
South Korea -- 6.9%
-----------------------------------------------------------------------------------------------------------------
Amorepacific Corp.                                                                        783        $    409,469
Cheil Industries, Inc.                                                                 10,900             354,196
Cheil Worldwide, Inc.                                                                     866             135,198
CJ CheilJedang Corp.(a)                                                                   777             112,697
CJ Corp.(a)                                                                             9,583             311,487
Daegu Bank                                                                             57,680             313,784
Daelim Industrial Co., Ltd.                                                             9,870             360,917
Daesang Corp.                                                                          29,700             138,989
Daewoo Engineering & Construction Co., Ltd.                                            33,200             240,116
Daewoo International Corp.                                                             10,197             189,411
Daewoo Motor Sales Corp.                                                                5,000              27,697
Daewoo Securities Co., Ltd.                                                            41,860             438,587
Daewoo Shipbuilding & Marine Engineering Co., Ltd.                                     31,580             398,095
Daishin Securities Co.                                                                 14,000             156,585
DC Chemical Co., Ltd.                                                                   2,100             376,748
Dong-A Pharmaceutical Co., Ltd.                                                         1,989             150,555
Dongbu Insurance Co., Ltd.                                                             19,420             230,881
Dongkuk Steel Mill Co., Ltd.                                                           18,400             405,922
Doosan Corp.(a)                                                                         4,600             362,158
Doosan Heavy Industries & Construction Co., Ltd.                                       12,424             640,263
Doosan Infracore Co., Ltd.                                                             30,110             359,410
GLOVIS Co., Ltd.                                                                        3,250             122,942
GS Engineering & Construction Corp.                                                     6,000             284,590
GS Holdings Corp.                                                                      10,154             222,223
Hana Financial Group, Inc.                                                             18,765             298,919
Hanarotelecom, Inc.(a)                                                                 44,200             199,697
Hanil Cement Co., Ltd.                                                                  1,200              62,642
Hanjin Shipping Co., Ltd.                                                              12,900             191,068
Hanjin Transportation Co., Ltd.                                                         3,200              93,768
Hankook Tire Co., Ltd.                                                                 33,930             419,021
Hanmi Pharm Co., Ltd.                                                                   1,709             149,396
Hansol Paper Co., Ltd.(a)                                                               7,700              64,161
Hanwha Chemical Corp.                                                                  65,820             321,942
Hanwha Corp.                                                                           17,300             271,500
Hanwha Securities Co., Ltd.                                                            40,000             173,671
Hite Brewery Co., Ltd.(a)                                                                 878             116,572
Honam Petrochemical Corp.                                                               6,600             277,091
Hotel Shilla Co., Ltd.                                                                 12,750             132,863
Hynix Semiconductor, Inc.(a)                                                           20,070             110,000
Hyosung Corp.                                                                           8,400             262,475
Hyundai Department Store Co., Ltd.                                                      3,900             199,579
Hyundai Development Co.                                                                19,580             518,401
Hyundai Engineering & Construction Co., Ltd.                                           14,670             681,185
Hyundai Heavy Industries Co., Ltd.                                                      5,020             820,732
Hyundai Marine & Fire Insurance Co., Ltd.                                              15,450             178,100
Hyundai Merchant Marine Co., Ltd.                                                      19,000             566,142
Hyundai Mipo Dockyard Co., Ltd.                                                         3,500             387,135
Hyundai Mobis                                                                          12,600             642,629
Hyundai Motor Co.                                                                      32,690           1,045,991
Hyundai Motor Co. (PFC Shares)                                                         12,900             142,448
Hyundai Steel Co.                                                                      15,700             484,181
Industrial Bank of Korea                                                               53,200             333,901
Kangwon Land, Inc.                                                                     36,658             405,382
KB Financial Group, Inc.(a)                                                            47,877           1,335,519
KB Financial Group, Inc. (ADR)(a)                                                      18,084             473,801
KCC Corp.                                                                               1,710             399,396
Kia Motors Corp.(a)                                                                    37,300             198,321
Korea Electric Power Corp.                                                             55,810           1,301,173
Korea Exchange Bank                                                                    16,400              84,447
Korea Express Co., Ltd.(a)                                                              7,712             548,786
Korea Gas Corp.                                                                        15,700             727,173
Korea Line Corp.                                                                        2,320             125,766
Korea Zinc Co., Ltd.                                                                    2,300             137,180
Korean Air Lines Co., Ltd.                                                             16,966             522,946
Korean Reinsurance Co.                                                                 22,500             195,865
KT Corp.                                                                               61,230           1,826,363
KT Freetel Co., Ltd.(a)                                                                37,150             930,834
KT&G Corp.                                                                             27,980           1,769,835
KTB Securities Co., Ltd.(a)                                                            80,000             209,577
LG Chem Ltd.                                                                           13,515             777,986
LG Chem Ltd. (GDR)(144A)                                                                9,240             260,427
LG Corp.                                                                               19,570             679,636
LG Dacom Corp.                                                                         22,300             357,849
LG Display Co., Ltd.                                                                   19,700             328,333
LG Electronics, Inc.                                                                   17,096           1,038,119
LG Electronics, Inc. (PFC Shares)                                                       3,600              95,396
LG Household & Health Care Ltd.                                                         2,300             350,512
LG Life Sciences Ltd.(a)                                                                3,500             112,699
LG Telecom Ltd.                                                                        60,350             480,328
LIG Insurance Co., Ltd.                                                                14,790             142,247
LS Corp.                                                                                7,030             436,342
LS Industrial Systems Co., Ltd.                                                         4,500             178,419
Macquarie Korea Infrastructure Fund                                                    48,720             186,423
MegaStudy Co., Ltd.                                                                       630              93,269
Meritz Fire & Marine Insurance Co., Ltd.                                               26,400              78,139
Namhae Chemical Corp.                                                                  22,000             330,603
NCsoft Corp.                                                                            5,300             225,493
NHN Corp.(a)                                                                            5,558             587,560
Nong Shim Co., Ltd.                                                                     1,100             214,710
ORION Corp.                                                                             1,000             147,069
Pacific Corp.                                                                           2,641             223,584
POSCO                                                                                  14,800           4,494,337
Pusan Bank                                                                             60,160             285,342
S-Oil Corp.                                                                            16,572             819,009
S1 Corp.                                                                                3,630             156,905
Samchully Co., Ltd.                                                                     1,300             163,575
Samsung Card Co., Ltd.                                                                  5,600             166,581
Samsung Corp.                                                                          13,630             440,495
Samsung Electro-Mechanics Co., Ltd.                                                    16,480             443,740
Samsung Electronics Co., Ltd.                                                          13,800           5,031,344
Samsung Electronics Co., Ltd. (PFC Shares)                                                620             128,835
Samsung Engineering Co., Ltd.                                                           2,300              81,769
Samsung Fine Chemicals Co., Ltd.                                                        4,300             134,067
Samsung Fire & Marine Insurance Co., Ltd.                                               9,174           1,394,078
Samsung Heavy Industries Co., Ltd.                                                     30,100             558,924
Samsung SDI Co., Ltd.(a)                                                                5,500             244,567
Samsung Securities Co., Ltd.                                                           12,812             646,390
Samsung Techwin Co., Ltd.                                                               8,240             190,928
Shinhan Financial Group Co., Ltd.                                                      54,890           1,306,071
Shinsegae Co., Ltd.                                                                     2,391             928,931
SK Chemicals Co., Ltd.                                                                  3,200              70,583
SK Energy Co., Ltd.(a)                                                                 14,271             877,660
SK Holdings Co., Ltd.                                                                   4,141             318,332
SK Networks Co., Ltd.(a)                                                               13,500              92,268
SK Securities Co., Ltd.                                                               470,000             516,643
SK Telecom Co., Ltd.                                                                   11,700           1,944,737
SK Telecom Co., Ltd. (ADR)                                                             65,326           1,187,627
STX Pan Ocean Co., Ltd.                                                                36,891             233,551
Taekwang Industrial Co., Ltd.                                                             180             146,767
Taihan Electric Wire Co., Ltd.                                                          8,600             124,675
Tong Yang Major Corp.(a)                                                               21,700              48,665
Woongjin Coway Co., Ltd.                                                               15,560             333,682
Woori Investment & Securities Co., Ltd.                                                14,700             150,681
Yuhan Corp.                                                                             2,151             377,657
-----------------------------------------------------------------------------------------------------------------
                                                                                                     $ 58,445,053
-----------------------------------------------------------------------------------------------------------------
Taiwan -- 6.1%
-----------------------------------------------------------------------------------------------------------------
Acer, Inc.                                                                            388,961        $    508,823
Advanced Semiconductor Engineering, Inc.                                              579,062             209,392
Advanced Semiconductor Engineering, Inc. (ADR)                                         32,475              57,156
Advantech Co., Ltd.                                                                    49,615              72,311
Altek Corp.                                                                           133,534             112,236
Ambassador Hotel                                                                      221,000             229,666
Asia Cement Corp.                                                                     514,941             449,665
Asia Optical Co., Inc.                                                                 73,182              86,685
Asustek Computer, Inc.                                                                619,872             699,520
AU Optronics Corp.                                                                    760,724             576,693
AU Optronics Corp. (ADR)                                                               32,771             251,681
BES Engineering Corp.                                                                 654,000             129,181
Catcher Technology Co., Ltd.                                                           41,952              70,078
Cathay Financial Holding Co., Ltd.                                                  1,414,110           1,593,222
Cathay Real Estate Development Co., Ltd.                                              165,000              36,784
Chang Hwa Commercial Bank                                                             745,000             293,233
Cheng Shin Rubber Industry Co., Ltd.                                                  474,087             410,112
Cheng Uei Precision Industry Co., Ltd.                                                 26,597              29,388
Chi Mei Optoelectronics Corp.                                                         590,834             195,510
China Airlines(a)                                                                     504,623             118,032
China Development Financial Holding Corp.                                           1,946,728             434,463
China Motor Corp.                                                                     148,930              39,748
China Steel Corp.                                                                   2,126,555           1,505,214
Chinatrust Financial Holding Co., Ltd.                                              1,963,533             840,378
Chunghwa Picture Tubes Ltd.                                                         1,309,000             134,201
Chunghwa Telecom Co., Ltd.                                                          2,452,791           3,950,960
Chunghwa Telecom Co., Ltd. (ADR)                                                       59,468             927,701
CMC Magnetics Corp.(a)                                                                370,000              58,731
Compal Electronics, Inc.                                                              568,363             300,495
Coretronic Corp.                                                                       85,312              44,791
D-Link Corp.                                                                           96,132              67,869
Delta Electronics, Inc.                                                               216,984             422,337
Dynapack International Technology Corp.                                                61,518             115,588
E.Sun Financial Holding Co., Ltd.                                                     639,623             171,834
Elan Microelectronics Corp.                                                           141,000              99,787
Epistar Corp.                                                                          50,439              45,836
EVA Airways Corp.(a)                                                                  736,032             169,730
Evergreen International Storage & Transport Corp.                                     266,000             147,188
Evergreen Marine Corp.                                                                754,292             356,857
Everlight Electronics Co., Ltd.                                                        46,075              61,107
Far Eastern Department Stores Ltd.                                                    355,600             202,908
Far Eastern International Bank(a)                                                     212,338              37,083
Far Eastern Textile Ltd.                                                              587,461             378,138
Far EasTone Telecommunications Co., Ltd.                                            1,012,364           1,153,636
Faraday Technology Corp.                                                              111,097              88,961
Farglory Land Development Co., Ltd.                                                       919                 676
First Financial Holding Co., Ltd.                                                     827,948             442,271
First Steamship Co., Ltd.                                                             108,000             102,361
Formosa Chemicals & Fibre Corp.                                                       595,160             729,360
Formosa International Hotels Corp.                                                     20,900             209,276
Formosa Petrochemical Corp.                                                           956,460           1,985,037
Formosa Plastics Corp.                                                                899,941           1,200,534
Formosa Taffeta Co., Ltd.                                                             545,000             283,936
Foxconn Technology Co., Ltd.                                                           59,645             141,246
Fubon Financial Holding Co., Ltd.                                                     884,000             648,762
Fuhwa Financial Holdings Co., Ltd.                                                  1,547,030             704,374
Giant Manufacturing Co., Ltd.                                                         134,400             300,137
Great Wall Enterprise Co., Ltd.                                                       203,570             157,664
HannStar Display Corp.                                                              1,131,308             148,648
High Tech Computer Corp.                                                              113,027           1,134,548
Highwealth Construction Corp.                                                         199,528              85,639
Hon Hai Precision Industry Co., Ltd.                                                  896,215           1,767,121
Hotai Motor Co., Ltd.                                                                  98,000             151,310
Hua Nan Financial Holdings Co., Ltd.                                                  772,140             437,813
Innolux Display Corp.                                                                 375,100             279,312
Inventec Co., Ltd.                                                                    252,252              71,477
KGI Securities Co., Ltd.                                                              595,000             193,890
King Yuan Electronics Co., Ltd.                                                       145,910              32,229
Kinsus Interconnect Technology Corp.                                                   56,280              53,249
Largan Precision Co., Ltd.                                                             44,159             275,507
Lite-On Technology Corp.                                                              368,604             242,567
Macronix International Co., Ltd.                                                      460,430             122,388
MediaTek, Inc.                                                                        146,579             991,388
Mega Financial Holding Co., Ltd.                                                    1,290,000             454,983
Merida Industry Co., Ltd.                                                             140,000             174,936
Mitac International Corp.                                                             129,073              46,581
Mosel Vitelic, Inc.(a)                                                                164,800              36,949
Motech Industries, Inc.                                                                37,945              90,067
Nan Kang Rubber Tire Co., Ltd.                                                        400,400             169,573
Nan Ya Plastics Corp.                                                               1,163,610           1,259,313
Nan Ya Printed Circuit Board Corp.                                                     22,581              47,829
Nanya Technology Corp.(a)                                                             558,319             103,554
Novatek Microelectronics Corp. Ltd.                                                    51,223              48,923
Pan-International Industrial Co., Ltd.                                                133,350              94,259
Phison Electronics Corp.                                                               33,421              66,043
PixArt Imaging, Inc.                                                                   11,440              40,041
Polaris Securities Co., Ltd.                                                          337,295             120,239
Pou Chen Corp.                                                                      1,265,887             568,874
Powerchip Semiconductor Corp.(a)                                                          153                  18
Powertech Technology, Inc.                                                             54,395              91,267
President Chain Store Corp.                                                           545,000           1,308,931
ProMOS Technologies, Inc.(a)                                                        1,055,000              78,473
Quanta Computer, Inc.                                                                 368,659             391,128
Realtek Semiconductor Corp.                                                            54,540              52,960
RichTek Technology Corp.                                                               24,035              96,544
Ruentex Development Co., Ltd.                                                         246,000             131,362
Ruentex Industries Ltd.                                                               197,000             113,213
Shin Kong Financial Holding Co., Ltd.                                                 207,856              56,972
Siliconware Precision Industries Co.                                                  127,260             110,815
Siliconware Precision Industries Co. (ADR)                                             74,607             332,747
Simplo Technology Co., Ltd.                                                            44,000             107,232
Sincere Navigation                                                                    188,000             173,320
Sino-American Silicon Products, Inc.                                                   47,954              99,199
SinoPac Financial Holdings Co., Ltd.                                                1,044,523             230,694
Solar Applied Materials Technology Corp.                                               73,430              93,447
Synnex Technology International Corp.                                                 539,187             562,295
Tainan Spinning Co., Ltd.                                                             460,000              91,860
Taishin Financial Holdings Co., Ltd.                                                  725,001             128,719
Taiwan Business Bank(a)                                                               345,539              74,720
Taiwan Cement Corp.                                                                   689,924             570,170
Taiwan Cooperative Bank                                                               561,166             285,891
Taiwan Glass Industrial Corp.                                                         207,360             118,705
Taiwan Kolin Co., Ltd.(a)(c)                                                          995,000                   0
Taiwan Mobile Co., Ltd.                                                             1,402,281           2,086,634
Taiwan Semiconductor Manufacturing Co., Ltd.                                        3,928,233           5,359,993
Taiwan Tea Corp.(a)                                                                   419,000             155,936
Tatung Co., Ltd.(a)                                                                   766,000             143,385
Teco Electric & Machinery Co., Ltd.                                                   389,000             120,573
Teco Electric & Machinery Co., Ltd. (GDR)(144A)                                            42                 129
Transcend Information, Inc.                                                            60,876             113,182
Tripod Technology Corp.                                                                48,336              47,709
U-Ming Marine Transport Corp.                                                         202,000             243,859
Uni-President Enterprises Corp.                                                     2,533,188           2,242,692
Unimicron Technology Corp.                                                            108,171              45,181
United Microelectronics Corp.                                                       1,053,361             238,396
United Microelectronics Corp. (ADR)                                                    93,397             183,058
Vanguard International Semiconductor Corp.                                            234,175              53,422
Via Technologies, Inc.(a)                                                             142,000              34,584
Walsin Lihwa Corp.                                                                  1,085,980             212,453
Wan Hai Lines Ltd.                                                                    577,500             251,007
Waterland Financial Holdings                                                          348,978              54,420
Winbond Electronics Corp.(a)                                                          338,000              32,054
Wistron Corp.                                                                         266,680             203,775
WPG Holdings Co., Ltd.                                                                196,823              94,677
Yageo Corp.                                                                           303,000              38,480
Yang Ming Marine Transport                                                            667,916             207,100
Yuen Foong Yu Paper Manufacturing Co., Ltd.                                           321,873              70,128
Yulon Motor Co., Ltd.                                                                 525,420             227,325
Zinwell Corp.                                                                         179,486             200,302
-----------------------------------------------------------------------------------------------------------------
                                                                                                     $ 52,060,929
-----------------------------------------------------------------------------------------------------------------
Thailand -- 3.1%
-----------------------------------------------------------------------------------------------------------------
Advanced Info Service Pcl(b)                                                        1,092,400        $  2,465,595
Airports of Thailand Pcl(b)                                                           425,700             221,540
Amata Corp. Pcl(b)                                                                    225,600              26,465
Asian Property Development Pcl(b)                                                   1,841,000             125,980
Bangkok Bank Pcl                                                                      575,800           1,156,886
Bangkok Bank Pcl(b)                                                                   264,800             536,370
Bangkok Bank Pcl (NVDR)                                                                35,000              70,321
Bangkok Dusit Medical Services Pcl(b)                                                 781,000             404,198
Bangkok Expressway Pcl(b)                                                             470,900             234,231
Bangkok Land Pcl(a)(b)                                                              4,038,900              27,871
Bank of Ayudhya Pcl(b)                                                              1,814,000             480,170
BankThai Pcl(a)(b)                                                                    643,800              36,096
Banpu Pcl(b)                                                                          135,800             917,399
BEC World Pcl(b)                                                                      975,300             555,231
Big C Supercenter Pcl(b)                                                              113,000             124,274
Bumrungrad Hospital Pcl(b)                                                            503,200             271,277
Cal-Comp Electronics (Thailand) Pcl(b)                                              1,800,000              86,429
Central Pattana Pcl(b)                                                                540,700             222,312
Ch. Karnchang Pcl(b)                                                                  968,000             100,752
Charoen Pokphand Foods Pcl(b)                                                       5,627,300             470,829
CP Seven Eleven Pcl(b)                                                              2,166,800             766,292
Delta Electronics (Thailand) Pcl(b)                                                   934,670             327,860
Electricity Generating Pcl(b)                                                         189,500             403,389
G Steel Pcl(b)                                                                      3,786,500              43,548
Glow Energy Pcl(b)                                                                    407,100             263,363
Hana Microelectronics Pcl(b)                                                        1,084,100             311,702
IRPC Pcl(b)                                                                         3,989,000             247,736
Italian-Thai Development Pcl(b)                                                     7,788,600             501,623
Kasikornbank Pcl                                                                    1,026,000           1,345,631
Kiatnakin Bank Pcl(b)                                                                 125,000              35,401
Krung Thai Bank Pcl(b)                                                              2,016,100             220,275
Land & Houses Pcl                                                                   2,765,800             302,841
Land & Houses Pcl(b)                                                                3,431,500             381,625
Loxley Pcl(a)(b)                                                                    2,001,400              86,317
Major Cineplex Group Pcl(b)                                                           754,100             150,690
MBK Pcl(b)                                                                             64,500              91,798
Minor International Pcl(b)                                                          2,009,374             444,859
Phatra Securities Pcl(b)                                                              108,600              36,845
Precious Shipping Pcl(b)                                                              622,500             195,091
PTT Aromatics & Refining Pcl(b)                                                       442,058             124,559
PTT Chemical Pcl(b)                                                                   127,289             121,232
PTT Exploration & Production Pcl(b)                                                   625,600           1,926,919
PTT Pcl(b)                                                                            452,300           2,275,805
Quality House Pcl(b)                                                                4,710,000             127,297
Ratchaburi Electricity Generating Holding Pcl(b)                                      578,300             710,820
Saha-Union Pcl(b)                                                                      98,700              42,000
Sahaviriya Steel Industries Pcl(b)                                                  3,429,300              52,258
Samart Corp. Pcl(b)                                                                 1,606,500             249,428
Shin Corp. Pcl(b)                                                                     426,000             191,076
Siam Cement Pcl                                                                        90,300             269,883
Siam Cement Pcl(b)                                                                    303,300             960,727
Siam City Bank Pcl(a)(b)                                                              896,500             181,723
Siam City Cement Pcl(b)                                                                42,900             165,285
Siam Commercial Bank Pcl(b)                                                           722,800           1,018,321
Siam Makro Pcl(b)                                                                     157,600             305,865
Sino Thai Engineering & Construction Pcl(a)(b)                                      1,553,400             107,193
Thai Airways International Pcl(b)                                                     520,200             115,916
Thai Beverage Pcl                                                                   3,621,000             490,742
Thai Oil Pcl(b)                                                                       490,400             332,761
Thai Plastic & Chemicals Pcl(b)                                                       215,100              76,070
Thai Stanley Electric Pcl(b)                                                           26,000              44,853
Thai Union Frozen Products Pcl(b)                                                     583,000             323,516
Thanachart Capital Pcl(b)                                                             523,300             106,074
Thoresen Thai Agencies Pcl(b)                                                         359,900             168,671
Ticon Industrial Connection Pcl(b)                                                    191,400              31,643
TISCO Bank Pcl(b)                                                                     150,000              39,322
TMB Bank Pcl(a)(b)                                                                  3,870,000              65,650
Total Access Communication Pcl                                                        475,000             419,835
TPI Polene Pcl(a)(b)                                                                  305,500              27,757
True Corp. Pcl(a)(b)                                                                3,934,500             202,494
-----------------------------------------------------------------------------------------------------------------
                                                                                                     $ 25,966,807
-----------------------------------------------------------------------------------------------------------------
Turkey -- 2.9%
-----------------------------------------------------------------------------------------------------------------
Adana Cimento Sanayii TAS                                                              63,520        $    132,203
Akbank TAS                                                                            491,611           1,548,876
Akcansa Cimento AS                                                                     38,000              59,037
Akenerji Elektrik Uretim AS(a)                                                         33,055             131,573
Aksa Akrilik Kimya Sanayii AS(a)                                                      135,600             142,026
Aksigorta AS                                                                           99,300             186,896
Alarko Holding AS                                                                      87,849              96,354
Anadolu Anonim Turk Sigorta Sirketi                                                    76,824              47,113
Anadolu Cam Sanayii AS(a)                                                              60,819              45,451
Anadolu Efes Biracilik ve Malt Sanayii AS                                             197,748           1,327,921
Arcelik AS                                                                            132,983             178,164
Aselsan Elektronik Sanayi ve Ticaret AS                                                30,400              58,694
Aygaz AS(a)                                                                           177,606             231,983
BIM Birlesik Magazalar AS                                                              38,148             802,344
Bursa Cimento Fabrikasi AS                                                             40,782             121,600
Cimsa Cimento Sanayi ve Ticaret AS                                                     64,400             128,340
Dogan Sirketler Grubu Holding AS(a)                                                   928,782             625,965
Dogan Yayin Holding AS(a)                                                             207,356              88,717
Dogus Otomotiv Servis ve Ticaret AS                                                    31,400              36,228
Eczacibasi Ilac Sanayi ve Ticaret AS                                                  121,500              70,353
Enka Insaat ve Sanayi AS                                                              333,663           1,137,914
Eregli Demir ve Celik Fabrikalari TAS                                                 530,994           1,422,801
Ford Otomotiv Sanayi AS                                                                66,700             188,516
GSD Holding AS(a)                                                                     219,000              54,569
Haci Omer Sabanci Holding AS                                                          315,237             725,284
Hurriyet Gazetecilik ve Matbaacilik AS(a)                                             150,605              63,787
Ihlas Holding AS(a)                                                                   581,300              84,932
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class 'D' Shares)(a)               373,700             122,170
KOC Holding AS(a)                                                                     782,246           1,328,800
Koza Davetiyeleri(a)                                                                  267,900             153,889
Net Holding AS(a)                                                                     180,000              35,498
Nortel Networks Netas Telekomunikasyon AS                                               1,764              13,770
Petkim Petrokimya Holding AS(a)                                                        89,300             268,139
Petrol Ofisi AS(a)                                                                    117,378             210,516
Sekerbank TAS                                                                         118,600              84,971
Tofas Turk Otomobil Fabrikasi AS                                                      106,900              79,740
Trakya Cam Sanayii AS(a)                                                              314,028             187,815
Tupras-Turkiye Petrol Rafinerileri AS                                                 116,141           1,229,118
Turcas Petrolculuk AS                                                                  32,499              54,119
Turk Hava Yollari Anonim Ortakligi (THY) AS(a)                                        133,348             494,491
Turk Sise ve Cam Fabrikalari AS(a)                                                    419,506             299,717
Turk Telekomunikasyon AS(a)                                                           160,000             362,222
Turk Traktor ve Ziraat Makineleri AS                                                   17,700              47,347
Turkcell Iletisim Hizmetleri AS                                                       683,494           3,951,599
Turkcell Iletisim Hizmetleri AS (ADR)                                                  38,494             561,242
Turkiye Garanti Bankasi AS(a)                                                       1,278,874           2,201,284
Turkiye Halk Bankasi AS                                                                75,000             224,496
Turkiye Is Bankasi                                                                    582,879           1,587,251
Turkiye Sinai Kalkinma Bankasi AS(a)                                                   99,998              60,496
Turkiye Vakiflar Bankasi TAO                                                           77,821              60,039
Ulker Gida Sanayi ve Ticaret AS                                                        89,129             101,939
Vestel Elektronik Sanayi ve Ticaret AS(a)                                              81,607              45,240
Yapi ve Kredi Bankasi AS(a)                                                           461,893             637,297
Yazicilar Holding AS                                                                   39,000             124,798
Zorlu Enerji Elektrik Uretim AS(a)                                                     36,100              49,096
-----------------------------------------------------------------------------------------------------------------
                                                                                                     $ 24,314,740
-----------------------------------------------------------------------------------------------------------------
United Arab Emirates -- 1.2%
-----------------------------------------------------------------------------------------------------------------
Aabar Petroleum Investments Co. (PJSC)                                                435,900        $    215,735
Abu Dhabi Commercial Bank                                                             551,086             269,777
Abu Dhabi National Hotels                                                             606,900             545,261
Air Arabia(a)                                                                       3,792,100             927,699
Aldar Properties (PJSC)                                                               612,800             658,116
Arabtec Holding Co.                                                                 1,352,400             841,070
Aramex (PJSC)(a)                                                                    3,441,240             822,115
Dana Gas(a)                                                                         5,423,900             862,377
DP World Ltd.                                                                       3,137,840           1,223,758
Dubai Financial Market                                                                633,300             218,362
Dubai Investments (PJSC)(a)                                                         1,019,760             282,552
Dubai Islamic Bank                                                                    747,774             341,044
Emaar Properties (PJSC)                                                             1,374,700             855,953
Emirates NBD (PJSC)                                                                   270,000             225,160
First Gulf Bank (PJSC)                                                                174,400             434,152
Islamic Arabic Insurance Co.(a)                                                       713,200             152,743
National Bank of Abu Dhabi                                                             90,000             221,086
National Central Cooling Co. (Tabreed)(a)                                           1,399,431             200,004
Ras Al Khaimah Cement Co.(a)                                                          297,800              67,856
Ras Al Khaimah Co.                                                                    444,300             103,393
Ras Al Khaimah Properties (PJSC)                                                    1,184,800             169,122
Sorouh Real Estate Co.                                                                519,800             458,055
Union National Bank                                                                   158,900              96,834
Union Properties(a)                                                                   445,500              88,012
Waha Capital (PJSC)                                                                   423,800              64,063
-----------------------------------------------------------------------------------------------------------------
                                                                                                     $ 10,344,299
-----------------------------------------------------------------------------------------------------------------
Zimbabwe -- 0.0%
-----------------------------------------------------------------------------------------------------------------
Ariston Holdings Ltd.(a)(c)                                                           597,393        $          0
Barclays Bank Zimbabwe(a)(c)                                                          754,686                   0
Dawn Properties(a)(c)                                                                 369,831                   0
Delta Corp. Ltd.(c)                                                                   807,488                   0
Econet Wireless Holdings Ltd.(c)                                                       96,681                   0
Hwange Colliery Co., Ltd.(a)(c)                                                       693,000                   0
Meikles Africa Ltd.(a)(c)                                                              60,013                   0
NMBZ Holdings Ltd.(a)(c)                                                              994,355                   0
OK Zimbabwe(a)(c)                                                                     211,870                   0
Old Mutual Plc(c)                                                                      80,448                   0
Pelhams Ltd.(a)(c)                                                                     86,835                   0
Zimbabwe Sun Ltd.(c)                                                                  123,277                   0
-----------------------------------------------------------------------------------------------------------------
                                                                                                     $          0
-----------------------------------------------------------------------------------------------------------------
Total Common Stocks
  (identified cost $1,005,621,414)                                                                   $833,918,818
-----------------------------------------------------------------------------------------------------------------
Investment Funds -- 1.5%
Saudi Arabia Investment Fund Ltd.(a)                                                  194,982        $  6,434,406
Vietnam Enterprise Investments Ltd.(a)                                              3,974,633           5,763,218
Vietnam Growth Fund Ltd.(a)                                                            17,646             185,283
-----------------------------------------------------------------------------------------------------------------
Total Investment Funds
  (identified cost $20,595,597)                                                                      $ 12,382,907
-----------------------------------------------------------------------------------------------------------------
Rights(a) -- 0.0%
Banque Marocaine pour le Commerce et l' Industrie (BMCI)                                2,640        $      8,611
China Overseas Land & Investment Ltd.                                                  31,860              11,428
Dish TV India Ltd.                                                                     24,698                   0
Growthpoint Properties Ltd.                                                            47,990               9,603
Metorex Ltd.                                                                           19,217                 333
NIB Bank Ltd.                                                                         142,442                   0
Nishat Chunian Ltd.                                                                   130,000                   0
Nishat Mills Ltd.                                                                     145,150                   0
-----------------------------------------------------------------------------------------------------------------
Total Rights
  (identified cost $0)                                                                               $     29,975
-----------------------------------------------------------------------------------------------------------------
Warrants(a) -- 0.1%
IJM Corp. Bhd, expiring 9/11/13, strike MYR 1.35                                       43,780        $      2,404
JPMorgan International Derivatives Ltd. Equity-Linked Call Warrant
(Bharti Tele-Ventures Ltd. (India)), expiring 9/19/13 (144A)                           81,000           1,181,600
-----------------------------------------------------------------------------------------------------------------
Total Warrants
  (identified cost $1,291,488)                                                                       $  1,184,004
-----------------------------------------------------------------------------------------------------------------
Total Investments -- 99.6%
  (cost $1,027,508,499)                                                                              $847,515,704
-----------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.4%                                                               $  3,239,521
-----------------------------------------------------------------------------------------------------------------
Net Assets -- 100%                                                                                   $850,755,225
-----------------------------------------------------------------------------------------------------------------

(144A)       - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
               At December 31, 2008, the aggregate value of the securities is $8,214,057 or 1.0% of the Fund's net assets.
(ADR)        - American Depositary Receipt
(GDR)        - Global Depositary Receipt
(NVDR)       - Non-Voting Depositary Receipt
(PFC Shares) - Preference Shares
(a)            Non-income producing security.
(b)            Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.
(c)            Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Currency Concentration of Portfolio

                                                      PERCENTAGE
                                                        OF NET
CURRENCY                                                ASSETS          VALUE
--------------------------------------------------------------------------------
United States Dollar                                     15.7%      $133,606,937
South African Rand                                        6.9%        58,654,685
Hong Kong Dollar                                          6.6%        56,415,271
South Korean Won                                          6.6%        56,289,649
New Taiwan Dollar                                         5.9%        50,308,456
Mexican Peso                                              5.5%        46,832,782
Indian Rupee                                              5.5%        46,496,792
Brazilian Real                                            4.8%        40,471,837
Malaysian Ringgit                                         3.4%        29,286,562
Indonesian Rupiah                                         3.0%        25,754,911
Czech Koruna                                              3.0%        25,629,548
Thailand Baht                                             3.0%        25,056,230
New Turkish Lira                                          2.8%        23,753,497
Polish Zloty                                              2.4%        20,709,650
Hungarian Forint                                          2.3%        19,392,694
Israeli Shekel                                            2.0%        17,125,027
Moroccan Dirham                                           2.0%        16,997,369
Chilean Peso                                              1.6%        13,913,245
Philippine Peso                                           1.6%        13,697,318
Qatari Rial                                               1.6%        13,386,411
Egyptian Pound                                            1.3%        11,458,575
Euro                                                      1.2%        10,181,222
United Arab Emirates Dirham                               1.1%         9,120,541
Other currency, less than 1% each                         9.8%        82,976,495
--------------------------------------------------------------------------------
                                                         99.6%      $847,515,704
--------------------------------------------------------------------------------

                                                      PERCENTAGE
                                                        OF NET
SECTOR                                                  ASSETS          VALUE
--------------------------------------------------------------------------------
Financials                                               22.7%      $193,205,846
Telecommunication Services                               16.2%       137,696,574
Consumer Staples                                         11.8%       100,110,082
Energy                                                    9.8%        83,436,030
Industrials                                               9.5%        80,521,558
Materials                                                 9.4%        80,096,478
Consumer Discretionary                                    6.6%        56,403,127
Utilities                                                 5.2%        44,991,830
Diversified                                               3.8%        31,995,673
Information Technology                                    3.0%        25,461,620
Investment Funds                                          1.5%        12,382,907
Other                                                     0.1%         1,213,979
--------------------------------------------------------------------------------
                                                         99.6%      $847,515,704
--------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2008

FINANCIAL STATEMENTS (UNAUDITED)

Statement of Assets and Liabilities

As of December 31, 2008

Assets
-------------------------------------------------------------------------------
Investments, at value
  (identified cost, $1,027,508,499)                              $  847,515,704
Cash                                                                  2,436,440
Foreign currency, at value (identified cost, $764,570)                  674,096
Receivable for Fund shares sold                                       7,374,175
Dividends receivable                                                  1,027,415
Tax reclaims receivable                                                  34,053
-------------------------------------------------------------------------------
Total assets                                                     $  859,061,883
-------------------------------------------------------------------------------
Liabilities
-------------------------------------------------------------------------------
Payable for Fund shares redeemed                                 $    5,565,866
Payable for investments purchased                                     2,631,946
Accrued foreign capital gains taxes                                      82,984
Distributions payable                                                    24,970
Accrued expenses                                                            892
-------------------------------------------------------------------------------
Total liabilities                                                $    8,306,658
-------------------------------------------------------------------------------
Net Assets                                                       $  850,755,225
-------------------------------------------------------------------------------
Sources of Net Assets
-------------------------------------------------------------------------------
Paid-in capital                                                  $1,056,706,141
Accumulated distributions in excess of net investment income        (15,472,871)
Accumulated net realized loss (computed on the basis
  of identified cost)                                               (10,370,251)
Net unrealized depreciation (computed on the basis
  of identified cost)                                              (180,107,794)
--------------------------------------------------------------------------------
Total                                                            $  850,755,225
--------------------------------------------------------------------------------
Class I Shares
--------------------------------------------------------------------------------
Net Assets                                                       $  850,755,225
Shares Outstanding                                                   33,581,546
Net Asset Value and Offering Price Per Share*
  (net assets/shares of beneficial interest outstanding)         $        25.33
-------------------------------------------------------------------------------

* Redemption price per share is equal to the net asset value less any applicable redemption fee.

Statement of Operations

For the Six Months Ended December 31, 2008

Investment Income
-------------------------------------------------------------------------------
Dividends (net of foreign taxes, $1,890,108)                     $   14,614,177
Interest                                                                 46,110
-------------------------------------------------------------------------------
Total investment income                                          $   14,660,287
-------------------------------------------------------------------------------
Expenses
-------------------------------------------------------------------------------
Investment adviser fee                                           $    2,522,864
Administration fee                                                    2,803,183
Other expenses                                                              892
-------------------------------------------------------------------------------
Total expenses                                                   $    5,326,939
-------------------------------------------------------------------------------
Net investment income                                            $    9,333,348
-------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
-------------------------------------------------------------------------------
Net realized (loss) --
  Investment transactions (identified cost basis)(a)             $   (6,726,014)
  Foreign currency transactions                                      (2,054,952)
-------------------------------------------------------------------------------
Net realized loss                                                $   (8,780,966)
-------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
  Investments (identified cost basis)(b)                         $ (695,631,611)
  Foreign currency                                                      (54,099)
-------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)             $ (695,685,710)
-------------------------------------------------------------------------------
Net realized and unrealized loss                                 $ (704,466,676)
-------------------------------------------------------------------------------
Net decrease in net assets from operations                       $ (695,133,328)
-------------------------------------------------------------------------------

(a) Net of foreign capital gains taxes of $823 (See Note 1(D)).
(b) Net of decrease in accrued foreign capital gains taxes of $1,284,081 (See Note 1(D)).

                       See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets
                                                             Six Months Ended
Increase (Decrease)                                          December 31, 2008      Year Ended
in Net Assets                                                (Unaudited)            June 30, 2008
--------------------------------------------------------------------------------------------------
From operations --
  Net investment income                                      $    9,333,348         $   22,936,916
  Net realized gain (loss) on investment and foreign
    currency transactions                                        (8,780,966)            12,407,584
  Net change in unrealized appreciation (depreciation)
    on investments and foreign currency                        (695,685,710)           (12,481,132)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations        $ (695,133,328)        $   22,863,368
--------------------------------------------------------------------------------------------------
Distributions to shareholders --
  From net investment income                                 $  (24,564,199)        $  (24,180,507)
  From net realized gains                                                --            (18,846,596)
--------------------------------------------------------------------------------------------------
Total distributions to shareholders                          $  (24,564,199)        $  (43,027,103)
--------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
  Proceeds from sale of shares                               $  284,122,739         $  483,343,564
  Net asset value of shares issued to shareholders in
    payment of distributions declared                            16,316,035             33,197,997
  Cost of shares redeemed                                      (189,713,364)          (211,470,153)
  Redemption fees                                                 3,537,478              3,242,491
--------------------------------------------------------------------------------------------------
Net increase in net assets from Fund share transactions      $  114,252,888         $  308,313,899
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                            $ (605,444,639)        $  288,150,164
--------------------------------------------------------------------------------------------------
Net Assets
--------------------------------------------------------------------------------------------------
At beginning of period                                       $1,456,199,864         $1,168,049,700
--------------------------------------------------------------------------------------------------
At end of period                                             $  850,755,225         $1,456,199,864
--------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment
  income included in net assets at end of period             $  (15,472,871)        $     (242,020)
--------------------------------------------------------------------------------------------------

                                 See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights
                                                                                   Class I
                                             -----------------------------------------------------------------------------------
                                             Six Months Ended                           Year Ended June 30,
                                             December 31, 2008    --------------------------------------------------------------
                                             (Unaudited)             2008          2007         2006         2005        2004(1)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period       $ 47.940             $   47.670     $   31.600   $ 23.880     $ 17.340     $ 13.090
--------------------------------------------------------------------------------------------------------------------------------
Income from operations
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                     $  0.294             $    0.857     $    0.700   $  0.550     $  0.420     $  0.270
Net realized and unrealized gain (loss)       (22.268)                 0.953         16.070      7.810        6.350        4.680
--------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations          $(21.974)            $    1.810     $   16.770   $  8.360     $  6.770     $  4.950
--------------------------------------------------------------------------------------------------------------------------------
Less distributions
--------------------------------------------------------------------------------------------------------------------------------
From net investment income                   $ (0.747)            $   (0.933)    $   (0.750)  $ (0.660)    $ (0.280)    $ (0.750)
Net realized gains                                 --                 (0.728)            --         --           --           --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                          $ (0.747)            $   (1.661)    $   (0.750)  $ (0.660)    $ (0.280)    $ (0.750)
--------------------------------------------------------------------------------------------------------------------------------
Purchase and Redemption fees(2)              $  0.111             $    0.121     $    0.050   $  0.020     $  0.050$       0.050
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- End of period             $ 25.330             $   47.940     $   47.670   $ 31.600     $ 23.880$      17.340
--------------------------------------------------------------------------------------------------------------------------------
Total Return(3)                                (45.60)%(4)              3.71%         53.79%     35.35%       39.46%       38.49%
--------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)    $850,755             $1,456,200     $1,168,050   $557,634     $298,055     $160,752
Ratio (As a percentage of average
daily net assets):
  Expenses                                       0.95%(5)               0.95%          0.95%      0.95%        0.95%        0.95%
  Net investment income                          1.67%(5)               1.68%          1.80%      1.84%        1.99%        1.67%
Portfolio Turnover                                  6%(4)                  4%             6%         9%           7%          12%
--------------------------------------------------------------------------------------------------------------------------------

(1) On February 6, 2004, the Fund acquired the net assets of PIMCO PPA Fund, a series of PIMCO Funds: Multi-Manager
    Series pursuant to a plan of reorganization approved by its shareholders. The financial statements of the Fund reflect the historical financial results of the PIMCO PPA Fund prior to its reorganization.
(2) Per share amount was computed using average shares outstanding.
(3) Returns are historical and calculated by determining the percentage change in net asset value with all distributions reinvested.
(4) Not annualized.
(5) Annualized.

                                           See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2008

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------------------------------------------
  Eaton Vance Tax-Managed Emerging Markets Fund (the Fund) is a diversified series of Eaton Vance Series Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund's investment objective is to seek long-term, after-tax returns for its shareholders. The Fund offers Class I shares, which are offered at net asset value and are not subject to a sales charge.

  The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

  A Investment Valuation -- Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security's value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

  B Investment Transactions -- Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

  C Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date.

  Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries' tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

  D Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

  At June 30, 2008, the Fund had net capital losses of $478,325 attributable to security transactions incurred after October 31, 2007. These net capital losses are treated as arising on the first day of the Fund's taxable year ending June 30, 2009.

  In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Tax expense attributable to unrealized appreciation is included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

  As of December 31, 2008, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund's federal tax returns filed in the 3-year period ended June 30, 2008 remains subject to examination by the Internal Revenue Service.

  E Expenses -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and relative size of the funds.

  F Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

  G Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

  H Indemnifications -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

  I Redemption Fees -- Fund shares acquired on or after April 1, 2005 are subject to a redemption fee, at the time of exchange or redemption, equal to 2% of the net asset value of the shares exchanged or redeemed. Fund shares purchased prior to April 1, 2005 are subject to a redemption fee equal to 1% of the net asset value of the shares exchanged or redeemed, and were subject to a purchase fee of 1% of the net asset value of the shares purchased at the time they were purchased. Shares acquired on or before June 30, 1998 are not subject to a redemption fee. The redemption fee is accounted for as an addition to paid-in capital.

  J Repurchase Agreements -- The Fund may enter into repurchase agreements collateralized by U.S. Treasury obligations, U.S. agency obligations, commercial paper and mortgage-backed securities involving any or all of its assets with banks and broker-dealers determined to be creditworthy by the Fund's investment adviser, Eaton Vance Management (EVM). Under a repurchase agreement, the Fund buys a security at one price and simultaneously promises to sell that same security back to the seller at a higher price for settlement at a later date. The Fund's repurchase agreements provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement, and will be marked to market daily. The repurchase date is usually overnight, but may be within seven days of the original purchase date. In the event of bankruptcy of the counterparty or a third party custodian, the Fund might experience delays in recovering its cash or experience a loss.

  K Interim Financial Statements -- The interim financial statements relating to December 31, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------------------------------------------
  It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------------------------------------------
  The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.45% of the Fund's average daily net assets and is payable monthly. For the six months ended December 31, 2008, the fee amounted to $2,522,864. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates, LLC (Parametric), an affiliate of EVM. EVM pays Parametric a portion of its advisory fee for sub-advisory services provided to the Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.50% of the Fund's average daily net assets. For the six months ended December 31, 2008, the administration fee amounted to $2,803,183. EVM also pays all ordinary operating expenses of the Fund (excluding the adviser and administration fees). EVM serves as the sub-transfer agent of the Fund, at no additional cost to the Fund.

  Except for Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended December 31, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4 Purchases and Sales of Investments
------------------------------------------------------------------------------
  Purchases and sales of investments, other than short-term obligations, aggregated $169,260,127 and $64,864,965, respectively, for the six months ended December 31, 2008.

5 Shares of Beneficial Interest
-------------------------------------------------------------------------------
  The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                           Six Months Ended
                                          December 31, 2008       Year Ended
                                                (Unaudited)    June 30, 2008
  --------------------------------------------------------------------------
  Sales                                           8,876,141        9,521,355
  Issued to shareholders electing to receive
   payments of distributions in Fund shares          644,393         624,706
  Redemptions                                    (6,313,681)      (4,274,500)
  --------------------------------------------------------------------------
  Net increase                                    3,206,853        5,871,561
  --------------------------------------------------------------------------

  For the six months ended December 31, 2008 and the year ended June 30, 2008, the Fund received $3,537,478 and $3,242,491, respectively, in redemption fees.

6 Federal Income Tax Basis of Investments
-------------------------------------------------------------------------------

  The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2008, as determined on a federal income tax basis, were as follows:

  Aggregate cost                                              $1,040,283,567
  --------------------------------------------------------------------------
  Gross unrealized appreciation                               $  136,902,335
  Gross unrealized depreciation                                 (329,670,198)
  --------------------------------------------------------------------------
  Net unrealized depreciation                                 $ (192,767,863)
  --------------------------------------------------------------------------

7 Line of Credit
-------------------------------------------------------------------------------

  The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the six months ended December 31, 2008.

8 Risks Associated with Foreign Investments
-------------------------------------------------------------------------------

  Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

9 Fair Value Measurements
-------------------------------------------------------------------------------

  The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective July 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

  o Level 1 - quoted prices in active markets for identical investments

  o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

  o Level 3 - significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

  At December 31, 2008, the inputs used in valuing the Fund's investments, which are carried at value, were as follows:

                                                                 Investments in
                      Valuation Inputs                           Securities
  -----------------------------------------------------------------------------
  Level 1             Quoted Prices                                $217,173,219
  Level 2             Other Significant Observable Inputs           630,342,485
  Level 3             Significant Unobservable Inputs                         0*
  -----------------------------------------------------------------------------
  Total                                                            $847,515,704
  -----------------------------------------------------------------------------

  The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                                                                 Investments in
                                                                 Securities
  -----------------------------------------------------------------------------
  Balance as of June 30, 2008                                                --
  Realized gain (losses)                                                      0
  Change in net unrealized appreciation (depreciation)                        0
  Net purchases (sales)                                                       0
  Net transfers to (from) Level 3                                             0
  -----------------------------------------------------------------------------
  Balance as of December 31, 2008                                           $ 0*
  -----------------------------------------------------------------------------

* All Level 3 investments held at December 31, 2008 were valued at $0.

Eaton Vance Tax-Managed Emerging Markets Fund

SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

The Fund held a Special Meeting of Shareholders on November 14, 2008 to elect Trustees. The results of the vote were as follows:

                                                          Number of Shares
Nominee for Trustee                                        For        Withheld
-------------------------------------------------------------------------------
Benjamin C. Esty                                        22,988,325      78,165
Thomas E. Faust Jr.                                     22,988,027      78,463
Allen R. Freedman                                       22,988,166      78,324
William H. Park                                         22,988,166      78,324
Ronald A. Pearlman                                      22,986,987      79,503
Helen Frame Peters                                      22,987,872      78,618
Heidi L. Steiger                                        22,988,325      78,165
Lynn A. Stout                                           22,988,166      78,324
Ralph F. Verni                                          22,988,325      78,165

Eaton Vance Tax-Managed Emerging Markets Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

OVERVIEW OF THE CONTRACT REVIEW PROCESS
The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

  o An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

  o An independent report comparing each fund's total expense ratio and its components to comparable funds;

  o An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

  o Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

  o Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

  o Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

  o Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

  o Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

  o Data relating to portfolio turnover rates of each fund;

  o The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

  o Reports detailing the financial results and condition of each adviser;

  o Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

  o Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

  o Copies of or descriptions of each adviser's proxy voting policies and procedures;

  o Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

  o Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

  o Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

  o Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

  o The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

RESULTS OF THE PROCESS
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of the Eaton Vance Tax-Managed Emerging Markets Fund (the "Fund") with Eaton Vance Management (the "Adviser"), and the sub-advisory agreement with Parametric Portfolio Associates, LLC (the "Sub-adviser"), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the respective agreements. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and sub-advisory agreement for the Fund.

NATURE, EXTENT AND QUALITY OF SERVICES
In considering whether to approve the investment advisory agreement and sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser's and Sub-adviser's management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and whose responsibilities include supervising the Sub-adviser. The Board evaluated the abilities and experience of such investment personnel in analyzing factors such as special considerations relevant to investing in emerging markets. The Board noted the Adviser's in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser's experience in managing equity portfolios.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and sub-advisory agreements, respectively.

FUND PERFORMANCE
The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2007 for the Fund. On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund was satisfactory.

MANAGEMENT FEES AND EXPENSES
The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to as "management fees"). As part of its review, the Board considered the Fund's management fees and total expense ratio for the year ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to the Fund that the management fees charged to the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

PROFITABILITY
The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser or Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

ECONOMIES OF SCALE
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, including the Sub-adviser, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates, including the Sub-adviser, may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates, including the Sub-adviser, and the Fund. The Board also concluded that assuming reasonably foreseeable increase in the assets of the Fund, the Adviser and its affiliates, including the Sub-adviser, and the Fund can be expected to continue to share such benefits equitably.

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2008

OFFICERS AND TRUSTEES

          Officers                             Trustees

          MICHAEL W. WEILHEIMER                RALPH F. VERNI
          President                            Chairman

          THOMAS P. HUGGINS                    BENJAMIN C. ESTY
          Vice President
                                               THOMAS E. FAUST JR.
          THOMAS SETO
          Vice President                       ALLEN R. FREEDMAN

          DAVID M. STEIN                       WILLIAM H. PARK
          Vice President
                                               RONALD A. PEARLMAN
          BARBARA E. CAMPBELL
          Treasurer                            HELEN FRAME PETERS

          MAUREEN A. GEMMA                     HEIDI L. STEIGER
          Chief Legal Officer and Secretary
                                               LYNN A. STOUT
          PAUL M. O'NEIL
          Chief Compliance Officer

                    INVESTMENT ADVISER AND ADMINISTRATOR OF
                 EATON VANCE TAX-MANAGED EMERGING MARKETS FUND
                             EATON VANCE MANAGEMENT
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109

          SUB-ADVISER OF EATON VANCE TAX-MANAGED EMERGING MARKETS FUND
                      PARAMETRIC PORTFOLIO ASSOCIATES, LLC
                            1151 Fairview Avenue N.
                               Seattle, WA 98109

                             PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 (617) 482-8260

                                   CUSTODIAN
                        STATE STREET BANK AND TRUST CO.
                              225 Franklin Street
                                Boston, MA 02110

                                 TRANSFER AGENT
                        PNC GLOBAL INVESTMENT SERVICING
                            Attn: Eaton Vance Funds
                                 P.O. Box 9653
                           Providence, RI 02940-9653
                                 (800) 262-1122

                 EATON VANCE TAX-MANAGED EMERGING MARKETS FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

-------------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.
-------------------------------------------------------------------------------

2050-2/09                                                               TMEMSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No Material Changes.

ITEM 11. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1)     Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)  Treasurer's Section 302 certification.
(a)(2)(ii) President's Section 302 certification.
(b)        Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:   /s/ Michael W. Weilheimer
      ----------------------------
      Michael W. Weilheimer
      President

Date: February 16, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Barbara E. Campbell
      ----------------------------
      Barbara E. Campbell
      Treasurer

Date: February 16, 2009


By:   /s/ Michael W. Weilheimer
      ----------------------------
      Michael W. Weilheimer
      President

Date: February 16, 2009